EQ Advisors TrustSM

Prospectus dated May 1, 2004

This Prospectus describes thirty (30) Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Domestic Stock Portfolios

EQ/Alliance Common Stock
EQ/Alliance Growth and Income
EQ/Alliance Premier Growth
EQ/Alliance Small Cap Growth
EQ/Bernstein Diversified Value
EQ/Calvert Socially Responsible
EQ/Capital Guardian Research
EQ/Capital Guardian U.S. Equity
EQ/Equity 500 Index
EQ/Evergreen Omega
EQ/FI Mid Cap
EQ/FI Small/Mid Cap Value
EQ/Janus Large Cap Growth
EQ/Lazard Small Cap Value
EQ/Marsico Focus
EQ/Mercury Basic Value Equity
EQ/MFS Emerging Growth Companies
EQ/MFS Investors Trust
EQ/Putnam Growth & Income Value
EQ/Putnam Voyager
EQ/Small Company Index
EQ/Technology**

International Stock Portfolios

EQ/Alliance International
EQ/Capital Guardian International
EQ/Emerging Markets Equity
EQ/Mercury International Value

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities
EQ/Alliance Quality Bond
EQ/J.P. Morgan Core Bond
EQ/Money Market

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
**	Subject to shareholder approval, we anticipate that the EQ/Technology Portfolio (the “replaced portfolio”) will be reorganized into the AXA Premier VIP Technology Portfolio, on or about May 14, 2004. After the reorganization, the replaced portfolio will no longer be available.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Class A/B-Master

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of fifty-three (53) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of thirty (30) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio, except for the EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by The Equitable Life Assurance Society of the United States (“Equitable”), other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. In such circumstances, shareholders would receive notice of such action.

Effective on or about September 7, 2004, subject to regulatory approval, the name ”The Equitable Life Assurance Society of the United States” is anticipated to be changed to ”AXA Equitable Life Insurance Company.” When the name change becomes effective, all references in any current prospectus or prospectus supplement to ”The Equitable Life Assurance Society of the United States,” ”Equitable Life,” or ”Equitable” will become references to ”AXA Equitable Life Insurance Company.”

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

Table of contents

1. About the Investment Portfolios	4

Domestic Stock Portfolios	5
EQ/Alliance Common Stock	5
EQ/Alliance Growth and Income	7
EQ/Alliance Premier Growth	9
EQ/Alliance Small Cap Growth	11
EQ/Bernstein Diversified Value	13
EQ/Calvert Socially Responsible	15
EQ/Capital Guardian Research	18
EQ/Capital Guardian U.S. Equity	20
EQ/Equity 500 Index	22
EQ/Evergreen Omega	24
EQ/FI Mid Cap	26
EQ/FI Small/Mid Cap Value	28
EQ/Janus Large Cap Growth	30
EQ/Lazard Small Cap Value	32
EQ/Marsico Focus	34
EQ/Mercury Basic Value Equity	36
EQ/MFS Emerging Growth Companies	38
EQ/MFS Investors Trust	40
EQ/Putnam Growth & Income Value	42
EQ/Putnam Voyager	44
EQ/Small Company Index	46
EQ/Technology	48
International Stock Portfolios	50
EQ/Alliance International	50
EQ/Capital Guardian International	52
EQ/Emerging Markets Equity	54
EQ/Mercury International Value	56
Fixed Income Portfolios	58
EQ/Alliance Intermediate Government Securities	58
EQ/Alliance Quality Bond	61
EQ/J.P. Morgan Core Bond	63
EQ/Money Market	65

2. More Information on Principal Risks and Benchmarks	67

Principal Risks	67
Benchmarks	71

3. Management of the Trust	73

The Trust	73
The Manager	73
Management Fees	73
Expense Limitation Agreement	74
Legal Proceedings	74

4. Fund Distribution Arrangements	80

5. Buying and Selling Shares	81

6. How Portfolio Shares are Priced	82

7. Dividends and Other Distributions and Tax Consequences	83

8. Financial Highlights	84

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

The EQ/Alliance Common Stock, EQ/Small Cap Growth, EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value, EQ/Janus Large Cap Growth, EQ/Lazard Small Cap Value, EQ/Mercury Basic Value Equity, EQ/Small Company Index, EQ/Technology, EQ/Capital Guardian International, EQ/Emerging Markets Equity, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/J.P. Morgan Core Bond and EQ/Money Market Portfolios each also have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. The EQ/Mercury International Value Portfolio also has a policy that it will invest 80% of its net assets in a particular type of investment. This policy may not be changed without providing sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index, EQ/Small Company Index and EQ/Money Market Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•	A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Principal Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.
•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Domestic Stock Portfolios

EQ/Alliance Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

28.39% (1998 4th Quarter)	–19.29% (2002 2nd Quarter)

Average Annual Total Returns

	One Year	Five Years	Ten Years

EQ/Alliance Common Stock Portfolio — Class IA Shares	49.89%	–0.96%	10.03%

S&P 500 Index*	28.68%	–0.57%	11.07%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	5

Domestic Stock Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Common Stock Portfolio	Class IA Shares

Management Fee	0.48%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses*	0.54%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.49%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$55

3 Years	$173

5 Years	$302

10 Years	$677

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had approximately $475 billion in assets under management.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.

6	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of “blue chip” companies, although the Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. “Blue chip” issuers, are those:

•	that have a market capitalization of at least $1 billion;

•	whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, B or B+) or Moody’s (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.

The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called “junk bonds”) (i.e., rated BB or lower by S&P or Ba or lower by Moody’s), or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Junk Bond and Lower Rated Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on December 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)

26.29% (1998 4th Quarter)	–17.09% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	7

Domestic Stock Portfolios (continued)

Average Annual Total Returns

	One Year	Five Years	Ten Years

EQ/Alliance Growth and Income Portfolio — Class IA Shares	30.72%	5.66%	11.57%

Russell 1000 Value Index*	30.03%	3.56%	11.88%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Growth and Income Portfolio	Class IA Shares

Management Fee	0.57%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses*	0.63%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.60%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$64

3 Years	$202

5 Years	$351

10 Years	$786

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had approximately $475 billion in assets under management.

Paul Rissman and Aryeh Glatter are principally responsible for the day-to-day management of the Portfolio. Mr. Rissman, an Executive Vice President of Alliance Capital, has been associated with Alliance Capital since 1989. Mr. Glatter, Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1993.

8	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Premier Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its total assets) in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), however it is still relatively concentrated. The Adviser selects the Portfolio’s investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.

Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio’s net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.

The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	9

Domestic Stock Portfolios (continued)

Average Annual Total Returns

	One Year	Since Inception

EQ/Alliance Premier Growth Portfolio — Class IB Shares	23.26%	–9.54%

Russell 1000 Growth Index*	29.75%	–6.73%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Premier Growth Portfolio	Class IB Shares

Management Fee	0.90%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.05%

Total Annual Portfolio Operating Expenses	1.20%

Less Fee Waiver/Expense Reimbursement*	0.04%

Net Total Annual Portfolio Operating Expenses**	1.16%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.15%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$118

3 Years	$377

5 Years	$656

10 Years	$1,450

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003 Alliance Capital had approximately $475 billion in assets under management.

Thomas G. Kamp is responsible for the day-to-day management of the Portfolio. Mr. Kamp has been a portfolio manager for the Portfolio since April 1, 2003. He is Senior Vice President of Alliance Capital and has been with Alliance Capital since 1993.

10	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase). The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for one year, five years, and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

28.16% (1999 4th Quarter)	–28.07% (1998 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Alliance Small Cap Growth Portfolio —Class IA Shares	41.35%	4.62%	6.48%

Russell 2500 Growth Index*	46.31%	3.83%	6.61%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does

EQ Advisors Trust	About the investment portfolios	11

Domestic Stock Portfolios (continued)

not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Small Cap Growth Portfolio	Class IA Shares

Management Fee	0.75%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses*	0.82%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.78%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$84

3 Years	$262

5 Years	$455

10 Years	$1,014

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

Bruce Aronow is responsible for the day-to-day management of the Portfolio. Mr. Aronow is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital since January 1999.

12	About the investment portfolios	EQ Advisors Trust

EQ/Bernstein Diversified Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of relatively large capitalization domestic companies that the Adviser believes are inexpensively priced relative to the return on total capital or equity. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its Portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because Alliance Capital was not the Adviser to the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Bernstein Diversified Value Portfolio — Class IB Shares	28.73%	3.09%	5.73%

Russell 1000 Value Index*	30.03%	3.56%	5.49%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	13

Domestic Stock Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Bernstein Diversified Value Portfolio	Class IB Shares

Management Fee	0.64%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	0.95%

Less Fee Waiver/Expense Reimbursement*	—%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2003.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$303

5 Years	$525

10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit (“Bernstein”) manages the Portfolio. As of December 31, 2003 Alliance Capital Had $475 billion in assets under management.

Bernstein’s field of expertise is the value style of investment management. Bernstein’s approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security’s current price and its normal or long-term earnings power as determined by its investment research.

Marilyn G. Fedak and Ranji Nagaswami are principally responsible for the day-to-day management of the Portfolio. Ms. Fedak is an Executive Vice President of Alliance, Head of Bernstein Value Equities Business and Co-Chief Investment Officer of U.S. Value Equities. Ms. Nagaswami, a Senior Vice President and member of the U.S. Value Equities Investment Policy Group and Risk Investment Policy Group since 2001, joined Bernstein in 1999.

14	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. The financial analysis is done by Brown Capital’s Mid/Large Investment team. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of “doing the right thing,” it also makes good business sense.

For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies.

Investment Criteria: Brown Capital’s investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations, and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

•	manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

•	negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

•	foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

•	production of or the manufacture of equipment to produce nuclear energy;

•	business activities in support of repressive regimes;

•	manufacture of weapon systems;

•	manufacture of alcoholic beverages or tobacco products;

•	operation of gambling casinos; or

•	a pattern and practice of violating the rights of indigenous people.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk
•	Equity Risk

•	Growth Investing Risk

•	Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last four calendar years and some of the risks of investing in

EQ Advisors Trust	About the investment portfolios	15

Domestic Stock Portfolios (continued)

the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Calvert Socially Responsible Portfolio — Class IB Shares	27.89%	–3.95%

Russell 3000 Index*	31.06%	–1.27%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Calvert Socially Responsible Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.55%

Total Annual Portfolio Operating Expenses	1.45%

Less Fee Waiver/Expense Reimbursement*	0.40%

Net Total Annual Portfolio Operating Expenses**	1.05%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.00%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$107

3 Years	$418

5 Years	$751

10 Years	$1,695

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2003, Calvert had $9.5 billion in assets under management.

16	About the investment portfolios	EQ Advisors Trust

Brown Capital Management, Inc. (“Brown Capital”), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital is the investment manager for other mutual fund portfolios. As of December 31, 2003, Brown Capital had $5.5 billion in assets under management. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio’s social criteria.

Eddie C. Brown, founder and President of Brown Capital, heads the management team for the Portfolio. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company.

EQ Advisors Trust	About the investment portfolios	17

Domestic Stock Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter:	Worst quarter:

16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Capital Guardian Research Portfolio — Class IB Shares	31.41%	2.08%

S&P 500 Index*	28.68%	–2.44%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Capital Guardian Research Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	0.97%

Less Fee Waiver/Expense Reimbursement*	0.02%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.93%.

18	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$307

5 Years	$534

10 Years	$1,188

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2003, Capital Guardian had $146 billion in assets under management.

The day-to-day investment management decisions for the Portfolio are made by a team of investment professionals at Capital Guardian. Each investment professional is responsible for managing a portion of the Portfolio according to his or her own approach to investing. This method allows each investment professional to create his or her own best ideas portfolio, while accomplishing diversification through the blending of many different investment styles.

EQ Advisors Trust	About the investment portfolios	19

Domestic Stock Portfolios (continued)

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance.

The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	36.38%	1.98%

S&P 500 Index*	28.68%	–2.44%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

20	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	0.97%

Less Fee Waiver/Expense Reimbursement*	0.02%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.93%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$307

5 Years	$534

10 Years	$1,188

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2003, Capital Guardian had $146 billion in assets under management.

The day-to-day investment management decisions for the Portfolio are made by a team of investment professionals at Capital Guardian. Each investment professional is responsible for managing a portion of the Portfolio according to his or her own approach to investing. This method allows each investment professional to create his or her own best ideas portfolio, while accomplishing diversification through the blending of many different investment styles.

EQ Advisors Trust	About the investment portfolios	21

Domestic Stock Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

21.15% (1998 4th Quarter)	–17.26% (2002 3rd Quarter)

22	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Equity 500 Index Portfolio — Class IA Shares	28.14%	–0.90%	10.79%

S&P 500 Index*	28.68%	–0.57%	11.26%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Equity 500 Index Portfolio	Class IA Shares

Management Fee	0.25%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	0.31%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$32

3 Years	$100

5 Years	$174

10 Years	$393

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	23

Domestic Stock Portfolios (continued)

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Evergreen Omega Portfolio — Class IB Shares	38.22%	–3.33%	–3.33%

Russell 1000 Growth Index*	29.75%	–5.12%	–5.12%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

24	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Evergreen Omega Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.25%

Total Annual Portfolio Operating Expenses	1.15%

Less Fee Waiver/Expense Reimbursement*	0.20%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.84%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$345

5 Years	$613

10 Years	$1,377

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2003, Evergreen had $247 billion in assets under management.

The Portfolio is managed by a team of portfolio management professionals from Evergreen’s Large Cap Core Growth team, with team members responsible for various sectors.

EQ Advisors Trust	About the investment portfolios	25

Domestic Stock Portfolios (continued)

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio’s assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in the index changes with market conditions, and the composition of each index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objectives. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last three calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/FI Mid Cap Portfolio — Class IB Shares	43.56%	0.55%

S&P MidCap 400 Index*	35.62%	2.59%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

26	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/FI Mid Cap Portfolio	Class IB Shares

Management Fee	0.70%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.08%

Total Annual Portfolio Operating Expenses	1.03%

Less Fee Waiver/Expense Reimbursement*	0.03%

Net Total Annual Portfolio Operating Expenses**	1.00%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.88%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$102

3 Years	$325

5 Years	$566

10 Years	$1,256

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2003, FMR, including its affiliates, had approximately $799 billion in total assets under management.

Peter Saperstone, a Portfolio Manager with FMR Co., Inc., an affiliate of FMR, is responsible for the day-to-day management of the Portfolio and is a portfolio manager for various Fidelity equity funds. Mr. Saperstone has been associated with FMR from 1995 through 2001 and with FMR Co., Inc. from 2001 to the present.

EQ Advisors Trust	About the investment portfolios	27

Domestic Stock Portfolios (continued)

EQ/FI Small/Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio’s assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 or the Russell 2000 Index and the S&P MidCap 400 Index or the Russell MidCap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

28	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/FI Small/Mid Cap Value Portfolio — Class IB Shares	33.36%	4.82%	4.68%

Russell 2500 Value Index*	44.93%	11.93%	12.74%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/FI Small/Mid Cap Value Portfolio	Class IB Shares

Management Fee	0.75%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.10%

Total Annual Portfolio Operating Expenses*	1.10%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.04%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$112

3 Years	$350

5 Years	$606

10 Years	$1,340

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. As of December 31, 2003, FMR, including its affiliates, had approximately $799 billion in total assets under management.

Richard Fentin and James Harmon are responsible for the day-to-day management of the Portfolio. Mr. Fentin is a vice president and manager and has been associated with FMR since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR since 1995.

EQ Advisors Trust	About the investment portfolios	29

Domestic Stock Portfolios (continued)

EQ/Janus Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio’s assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.

For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index at the time of purchase are considered large capitalization companies.

The Adviser applies a “bottom-up” approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio’s total assets in lower rated securities rated BB or lower by S&P or an equivalent rating by any other nationally recognized statistical rating organization (“NRSRO”) or unrated securities of similar quality (“junk bonds”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Junk Bond and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last three calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

14.87% (2001 4th Quarter)	–24.26% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Janus Large Cap Growth Portfolio — Class IB Shares	25.88%	–15.54%

Russell 1000 Growth Index*	29.75%	–17.44%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

30	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Janus Large Cap Growth Portfolio	Class IB Shares

Management Fee	0.90%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	1.24%

Less Fee Waiver/Expense Reimbursement*	0.09%

Net Total Annual Portfolio Operating Expenses	1.15%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$117

3 Years	$384

5 Years	$672

10 Years	$1,491

WHO MANAGES THE PORTFOLIO

Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. As of December 31, 2003 Janus had $151.5 billion in assets under management.

Marc Pinto, a Portfolio Manager with Janus, is responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline. Mr. Pinto has been associated with Janus since 1994.

EQ Advisors Trust	About the investment portfolios	31

Domestic Stock Portfolios (continued)

EQ/Lazard Small Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000) that the Adviser believes are inexpensively priced relative to the return on total capital or equity. The equity securities that the Portfolio may purchase include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio will have characteristics similar to the Russell 2000 Value Index.

The Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.

A Portfolio is considered “non-diversified” for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company’s business; (vi) have significant debt but have high levels of free cash flow; and (vii) have a relatively short corporate history with the expectation that the business may grow.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Non-Diversification Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s inception date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

19.39% (1999 2nd Quarter)	–20.10% (1998 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Lazard Small Cap Value Portfolio — Class IB Shares	37.42%	10.93%	7.71%

Russell 2000 Value Index*	46.03%	12.28%	8.92%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

32	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Lazard Small Cap Value Portfolio	Class IB Shares

Management Fee	0.75%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	1.10%

Less Fee Waiver/Expense Reimbursement*	—%

Net Total Annual Portfolio Operating Expenses**	1.10%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.00%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$112

3 Years	$350

5 Years	$606

10 Years	$1,340

WHO MANAGES THE PORTFOLIO

Lazard Asset Management, LLC (“LAM”), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. LAM and its affiliates provide their clients with a wide variety of investment banking and related services, including investment management. As of December 31, 2003, Lazard had $69 billion in assets under management.

Andrew Lacey and Patrick Mullin are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Lacey, a Managing Director of LAM, has been with LAM since 1995. Mr. Mullin, a Director of LAM, has been with LAM since February 1998.

EQ Advisors Trust	About the investment portfolios	33

Domestic Stock Portfolios (continued)

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio is “non-diversified” and invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies.

A Portfolio is considered “non-diversified” for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio, the Adviser uses an approach that combines “top-down” economic analysis with “bottom-up” stock selection. The “top-down” approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser examines such factors as the most attractive investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the “top-down” analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Portfolio, the Adviser focuses on a number of different attributes, including the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity and the ability to generate free cash flow); strong management; and reasonable valuations in the context of projected growth rates. This is called “bottom-up” stock selection.

The Portfolio’s core investments generally are well-known growth companies. However, the Portfolio’s investments also typically include more aggressive growth companies and companies undergoing significant changes, for example, the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short-term periods. Such short-term activity may cause the Portfolio to incur higher brokerage costs, which may adversely affect the Portfolio’s performance.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Non-Diversification Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last two calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Marsico Focus Portfolio — Class IB Shares	31.08%	12.67%

Russell 1000 Growth Index*	29.75%	–1.31%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

34	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Marsico Focus Portfolio	Class IB Shares

Management Fee	0.90%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.22%

Less Fee Waiver/Expense Reimbursement*	0.07%

Net Total Annual Portfolio Operating Expenses**	1.15%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.10%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$117

3 Years	$380

5 Years	$663

10 Years	$1,470

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of December 31, 2003, Marsico had $30.2 billion in assets under management.

Thomas F. Marsico is principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager.

EQ Advisors Trust	About the investment portfolios	35

Domestic Stock Portfolios (continued)

EQ/Mercury Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued. The Portfolio also may invest, to a limited extent, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

36	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Mercury Basic Value Equity Portfolio — Class IB Shares	31.28%	8.95%	10.99%

Russell 1000 Value Index*	30.03%	3.56%	8.73%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Mercury Basic Value Equity Portfolio	Class IB Shares

Management Fee	0.60%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses*	0.92%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Portfolio Annual Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.91%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$94

3 Years	$293

5 Years	$509

10 Years	$1,131

WHO MANAGES THE PORTFOLIO

Mercury Advisors (“Mercury”), a division of Fund Asset Management, L.P. (“FAM”), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world’s third-largest asset management firm, with total assets under management of $500 billion as of December 31, 2003. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.

Kevin Rendino and Robert J. Martorelli are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997.

EQ Advisors Trust	About the investment portfolios	37

Domestic Stock Portfolios (continued)

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•	are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

Emerging Market Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/MFS Emerging Growth Companies Portfolio —Class IB Shares	29.33%	–4.62%	4.02%

Russell 3000 Growth Index*	30.97%	–4.69%	3.99%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

38	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses*	0.97%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.96%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$99

3 Years	$309

5 Years	$536

10 Years	$1,190

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Bos-ton, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2003, MFS had $140.3 billion in assets under management.

The Portfolio is managed by a team of portfolio managers.

EQ Advisors Trust	About the investment portfolios	39

Domestic Stock Portfolios (continued)

EQ/MFS Investors Trust Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio also seeks to maintain a portfolio yield equal to approximately 90% of the yield on the S&P 500 Index.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser’s large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/MFS Investors Trust Portfolio — Class IB Shares	22.12%	–2.65%	–2.65%

S&P 500 Index*	28.68%	–0.57%	–0.57%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

40	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/MFS Investors Trust Portfolio	Class IB Shares

Management Fee	0.60%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.11%

Total Annual Portfolio Operating Expenses	0.96%

Less Fee Waiver/Expense Reimbursement*	0.01%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.94%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$305

5 Years	$530

10 Years	$1,177

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Bos-ton, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2003, MFS had $140.3 billion in assets under management.

John D. Laupheimer is responsible for the day-to-day management of the Portfolio. Mr. Laupheimer, a Senior Vice President, has been associated with MFS since 1981.

EQ Advisors Trust	About the investment portfolios	41

Domestic Stock Portfolios (continued)

EQ/Putnam Growth & Income Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital growth. Current income is a secondary objective.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income. In analyzing companies for investment, the Adviser tries to identify common stocks of companies that are significantly undervalued compared with their underlying assets or earnings potential and offer growth and current income potential.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Junk Bond and Lower Rated Securities Risk

•	Foreign Securities Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Putnam Growth & Income Value Portfolio — Class IB Shares	26.81%	0.17%	4.27%

Russell 1000 Value Index*	30.03%	3.56%	8.73%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

42	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Putnam Growth & Income Value Portfolio	Class IB Shares

Management Fee	0.60%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.10%

Total Annual Portfolio Operating Expenses*	0.95%

*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.93%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$303

5 Years	$525

10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Putnam Investment Management, LLC (“Putnam Management”), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937. As of December 31, 2003, Putnam Management and its affiliates had $239 billion in assets under management.

The Putnam Large Cap Value Team has primary responsibility for the day-to-day management of the Portfolio.

EQ Advisors Trust	About the investment portfolios	43

Domestic Stock Portfolios (continued)

EQ/Putnam Voyager Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and any increased income that results from this growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of companies with market capitalizations of $3 billion or more. The Adviser gives consideration to growth potential rather than to dividend income. Although the Portfolio invests primarily in large cap securities, it may also purchase securities of medium-sized companies having a proprietary product or profitable market niches and the potential to grow very rapidly.

The Adviser invests mostly in “growth” stocks whose earnings the Adviser believes are likely to grow faster than the economy as a whole. The Adviser evaluates a company’s future earnings potential and dividends, financial strength, working assets and competitive position in its industry.

Although the Portfolio invests primarily in U.S. stocks, the Portfolio may invest without limit in securities of foreign issuers that are traded in U.S. public markets. It may also, to a lesser extent, invest in securities of foreign issuers that are not traded in U.S. public markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

25.29% (1998 4th Quarter)	–19.95% (2001 1st Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Putnam Voyager Portfolio — Class IB Shares	24.05%	–5.87%	3.47%

Russell 1000 Growth Index*	29.75%	–5.11%	4.02%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

44	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Putnam Voyager Portfolio	Class IB Shares

Management Fee	0.65%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses	1.03%

Less Fee Waiver/Expense Reimbursement*	0.08%

Net Total Annual Portfolio Operating Expenses**	0.95%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 0.93%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$97

3 Years	$320

5 Years	$560

10 Years	$1,251

WHO MANAGES THE PORTFOLIO

Putnam Investment Management, LLC (“Putnam Management”), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937. As of December 31, 2003, Putnam Management and its affiliates had $239 billion in assets under management.

The Putnam Large Cap Growth Team has primary responsibility for the day-to-day management of the Portfolio.

EQ Advisors Trust	About the investment portfolios	45

Domestic Stock Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Small Company Index Portfolio — Class IB Shares	45.94%	6.54%	5.02%

Russell 2000 Index*	47.25%	7.13%	5.46%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does

46	About the investment portfolios	EQ Advisors Trust

not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Small Company Index Portfolio	Class IB Shares

Management Fee	0.25%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.35%

Total Annual Portfolio Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$87

3 Years	$271

5 Years	$471

10 Years	$1,049

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	47

Domestic Stock Portfolios (continued)

EQ/Technology Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce, information service, biotechnology, chemical products, synthetic materials, and defense and aerospace industries.

The Portfolio does not limit its investment to issuers with a specific market capitalization range. While the Portfolio can invest in securities of U.S. and foreign companies, the majority of its assets are expected to be invested in securities of U.S. companies.

The Portfolio intends to invest primarily in common stock but it may also invest in other securities that the Advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The Advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Multiple Adviser Risk

•	Sector Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last three calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 2000. The table shows the Portfolio’s average annual total returns for one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 12, 2003. In addition, the Portfolio did not employ multiple Advisers prior to that date.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

34.40% (2001 4th Quarter)	–35.01% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Technology Portfolio — Class IB Shares	43.48%	–20.60%

Russell 1000 Technology Index*, **	48.88%	–22.66%

Russell 1000 Index*	29.89%	–5.44%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
**	We believe that this index reflects more closely the market sectors in which the Portfolio invests.

48	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Technology Portfolio	Class IB Shares

Management Fee	0.90%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	1.24%

Less Fee Waiver/Expense Reimbursement*	0.09%

Net Total Annual Portfolio Operating Expenses**	1.15%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.01%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$117

3 Years	$384

5 Years	$672

10 Years	$1,491

WHO MANAGES THE PORTFOLIO

RCM Capital Management LLC (“RCM”), Four Embarcadero Center, San Francisco, CA 94111, has served as an Adviser to the Portfolio since December 2003. As of December 31, 2003, RCM had approximately $33 billion in assets under management.

Walter C. Price, CFA and Huachen Chen, CFA, are primarily responsible for the day-to-day management of the Portfolio’s assets allocated to RCM. Mr. Price has been a Managing Director, Senior Analyst and Portfolio Manager of RCM since 1978. Mr. Chen is a Managing Director, Senior Analyst and Portfolio Manager, and has been associated with RCM since 1985.

Firsthand Capital Management, Inc. (“Firsthand”), 125 South Market, Suite 1200, San Jose, CA 95113, has served as an Adviser to the Portfolio since December 2003. As of December 31, 2003, Firsthand had approximately $1.4 billion in assets under management.

Kevin M. Landis is primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Firsthand. Mr. Landis is the Chief Investment Officer of Firsthand. Mr. Landis co-founded the firm in 1993 and has been a Portfolio Manager with Firsthand since 1994.

Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, MA 02109, has served as an Adviser to the Portfolio since December 2003. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.

The portion of the Portfolio’s assets allocated to Wellington Management is managed by a team of investment professionals.

EQ Advisors Trust	About the investment portfolios	49

International Stock Portfolios

EQ/Alliance International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.

These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last eight calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

50	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Alliance International Portfolio — Class IA Shares	35.28%	–0.05%	3.11%

MSCI EAFE Index*	38.59%	–0.05%	4.00%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance International Portfolio	Class IA Shares

Management Fee	0.74%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses	0.87%

Less Fee Waiver/Expense Reimbursement*	0.02%

Net Total Annual Portfolio Operating Expenses**	0.85%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 0.85%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”

**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2003.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$87

3 Years	$276

5 Years	$480

10 Years	$1,071

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit (“Bernstein”). This team approach pairs the growth expertise of Alliance Capital with members of its Global Value Equity Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996. The Global Value Equity Investment Policy Group is comprised of key senior investment professionals of Bernstein.

EQ Advisors Trust	About the investment portfolios	51

International Stock Portfolios (continued)

EQ/Capital Guardian International Portfolio

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. While the assets of the Portfolio can be invested with geographic flexibility, the Portfolio will emphasize investment in securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, securities convertible into common stocks, warrants, rights, and non-convertible preferred stock. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody’s or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last four calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns

	One Year	Since Inception

EQ/Capital Guardian International Portfolio — Class IB Shares	32.54%	0.33%

MSCI EAFE Index*	38.59%	–1.20%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

52	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Capital Guardian International Portfolio	Class IB Shares

Management Fee	0.85%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.21%

Total Annual Portfolio Operating Expenses	1.31%

Less Fee Waiver/Expense Reimbursement*	0.11%

Net Total Annual Portfolio Operating Expenses**	1.20%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.18%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$122

3 Years	$404

5 Years	$707

10 Years	$1,568

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception. Capital Guardian has been providing investment management services since 1968. As of December 31, 2003, Capital Guardian had $146 billion in assets under management.

The day-to-day investment management decisions for the Portfolio are made by a team of investment professionals at Capital Guardian. Each investment professional is responsible for managing a portion of the Portfolio according to his or her own approach to investing. This method allows each investment professional to create his or her own best ideas portfolio, while accomplishing diversification through the blending of many different investment styles.

EQ Advisors Trust	About the investment portfolios	53

International Stock Portfolios (continued)

EQ/Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars.

A Portfolio is considered “non-diversified” for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•   its principal securities trading market is in an emerging market country;

•   alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•   it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

54	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Emerging Markets Equity Portfolio — Class IB Shares	56.09%	10.29%	–0.78%

MSCI EMF Index*	56.28%	10.62%	0.74%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Emerging Markets Equity Portfolio	Class IB Shares

Management Fee	1.15%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.40%

Total Annual Portfolio Operating Expenses	1.80%

Less Fee Waiver/Expense Reimbursement*	—%

Net Total Annual Portfolio Operating Expenses**	1.80%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed 1.80. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.78%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$183

3 Years	$566

5 Years	$975

10 Years	$2,116

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. is a direct subsidiary of Morgan Stanley. As of December 31, 2003 MSIM Inc. had $421 billion in assets under management.

MSIM Inc.’s Emerging Markets Equity team has primary responsibility for the day-to-day management of the Portfolio.

EQ Advisors Trust	About the investment portfolios	55

International Stock Portfolios (continued)

EQ/Mercury International Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in a number of different countries outside the United States. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the cost of capital and other intrinsic characteristics, a high yield relative to the market and financial strength. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth of and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Liquidity Risk

•	Small Cap and Mid Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser managed the Portfolio prior to December 12, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter: (% and time period)	Worst quarter: (% and time period)

36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

56	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/Mercury International Value Portfolio — Class IB Shares	28.01%	3.30%	6.69%

MSCI EAFE Index*	38.59%	–0.05%	3.16%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Mercury International Value Portfolio	Class IB Shares

Management Fee	0.85%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.16%

Total Annual Portfolio Operating Expenses	1.26%

Less Fee Waiver/Expense Reimbursement*	0.01%

Net Total Annual Portfolio Operating Expenses**	1.25%

*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2003 were 1.18%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$127

3 Years	$399

5 Years	$691

10 Years	$1,522

WHO MANAGES THE PORTFOLIO

Merrill Lynch Investment Managers International Limited (“MLIM International”), an affiliate of Fund Asset Management, L.P., 33 King William Street, London EC4R 9AS, England, serves as the Adviser to the Portfolio. As of December 31, 2003, MLIM International and its investment advisory affiliates had approximately $500 billion in assets under management.

The Portfolio’s assets are managed by a team of investment professionals led by James Macmillan. Mr. Macmillan is a Managing Director and Senior Portfolio Manager and has been with MLIM International or one of its advisory affiliates since 1993.

EQ Advisors Trust	About the investment portfolios	57

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•	“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•	“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•	“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

58	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”), but only if they are collateralized by U.S. Government securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Portfolio Turnover Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

4.90% (2001 3rd Quarter)	–2.95% (1994 1st Quarter)

Average Annual Total Returns

	One Year	Five Years	Ten Years

EQ/Alliance Intermediate Government Securities Portfolio — Class IA Shares	2.45%	5.69%	5.54%

Lehman Brothers Intermediate Government Bond Index*	2.29%	6.18%	6.32%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	59

Fixed Income Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Intermediate Government Securities Portfolio	Class IA Shares

Management Fee	0.49%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.08%

Total Annual Portfolio Operating Expenses	0.57%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$58

3 Years	$183

5 Years	$318

10 Years	$714

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

The Portfolio Managers are Jeffrey S. Phlegar and Kewjin Yuoh. Mr. Phlegar, a co-chief investment officer of Alliance Capital’s fixed income group, has been associated with Alliance Capital for the past sixteen years. Mr. Yuoh joined Alliance Capital in 2003 as a Vice President. Prior thereto, he was associated with Brundage, Story, and Rose and Credit Suisse Asset Management. Mr. Yuoh began his career of Sanford C. Bernstein & Co.

60	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Quality Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P), or in unrated fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	61

Fixed Income Portfolios (continued)

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

6.11% (1995 2nd Quarter)	–4.05% (1994 1st Quarter)

Average Annual Total Returns

	One Year	Five Years	Ten Years

EQ/Alliance Quality Bond Portfolio — Class IA Shares	3.83%	5.80%	6.29%

Lehman Brothers Aggregate Bond Index*	4.10%	6.62%	6.95%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Alliance Quality Bond Portfolio	Class IB Shares

Management Fee	0.52%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	0.58%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$59

3 Years	$186

5 Years	$324

10 Years	$726

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $475 billion in assets under management.

Matthew Bloom is responsible for the day-to-day management of the Portfolio. Mr. Bloom, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1989.

62	About the investment portfolios	EQ Advisors Trust

EQ/J.P. Morgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody’s or unrated securities of similar quality. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The securities can be of any duration but will generally mature within one year of the Salomon Brothers Broad Investment Grade Bond Index (currently about 5 years). The Portfolio may also use futures contracts to change the duration of the Portfolio’s bond holdings.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-backed Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2003 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter: (% and time period)	Worst quarter: (% and time period)

4.72% (1998 3rd Quarter)	–1.62% (1999 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	63

Fixed Income Portfolios (continued)

Average Annual Total Returns

	One Year	Five Years	Since Inception

EQ/J.P. Morgan Core Bond Portfolio — Class IB Shares	3.38%	6.04%	6.54%

Lehman Brothers Aggregate Bond Index*	4.10%	6.62%	6.97%

*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/J.P. Morgan Core Bond Portfolio	Class IB Shares

Management Fee	0.44%

Distribution and/or Service Fees (12b-1 fees)	0.25%

Other Expenses	0.08%

Total Annual Portfolio Operating Expenses	0.77%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares

1 Year	$79

3 Years	$246

5 Years	$428

10 Years	$954

WHO MANAGES THE PORTFOLIO

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 522 Fifth Avenue, New York, New York 10036. J.P. Morgan has been the Adviser to the Portfolio since it commenced operations. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2003, J.P. Morgan had $559 billion in assets under management.

The day-to-day investment management decisions for the Portfolio are made by a team of fixed income investment professionals at J.P. Morgan.

64	About the investment portfolios	EQ Advisors Trust

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”);

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•	commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•	corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks and making secured loans of its portfolio securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2003 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

EQ Advisors Trust	About the investment portfolios	65

Fixed Income Portfolios (continued)

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)

1.62% (2000 4th Quarter)	0.19% (2003 1st Quarter)

The Portfolio’s 7-day yield for the quarter ended December 31, 2003 was 0.80%.

Average Annual Total Returns

	One Year	Five Years	Ten Years

EQ/Money Market Portfolio — Class IA Shares	0.82%	3.47%	4.32%

3-Month Treasury Bill	1.15%	3.66%	4.43%

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

EQ/Money Market Portfolio	Class IA Shares

Management Fee	0.33%

Distribution and/or Service Fees (12b-1 fees)	None

Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	0.39%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares

1 Year	$40

3 Years	$125

5 Years	$219

10 Years	$493

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003, Alliance Capital had $     billion in assets under management.

The Portfolio Managers responsible for the day to day management of the Portfolio are: Raymond J. Papera and John F. Chiodi. Mr. Papera has been responsible for the day-to-day management of the Portfolio and its predecessor since 1990. Mr. Papera, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1990. Mr. Chiodi, a Vice President and Portfolio Manager of Alliance Capital, has been associated with Alliance Capital since 1989.

66	About the investment portfolios	EQ Advisors Trust

2. More information on principal risks and benchmarks

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s net asset value.

There is no guarantee that a Portfolio will achieve its investment ob-jective(s) or that it will not lose principal value.

General Investment Risks: Each Portfolio is subject to the following risks:

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios,” a particular Portfolio may also be subject to the following risks:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

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Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

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Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Index-Fund Risk: The EQ/Equity 500 Index and EQ/Small Company Index Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple-Adviser Risk: The EQ/Technology Portfolio employs multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of common stocks for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in two different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or debt markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

Non-Diversification Risk: The EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940

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Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Sector Risk: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio’s investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

The Lehman Brothers Intermediate Government Bond Index (“Lehman Intermediate Government Bonds Index”) represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

The MSCI EAFE® Index (Europe, Australasia, Far East) (“MSCI EAFE”) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

The MSCI EMF (Emerging Markets Free) IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

The Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index (“Russell 3000 Growth”) is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

The Russell 1000® Growth Index (“Russell 1000 Growth”) is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index (“Russell 1000 Value”) is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

The Russell 1000 Technology Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 Index companies classified as technology companies.

The Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

The Russell 2000® Value Index (“Russell 2000 Value”) is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 17% of the total market capitalization of the Russell 3000.

The Russell 2500™ Growth Index (“Russell 2500 Growth”) is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

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The Russell 2500™ Value Index (“Russell 2500 Value”) is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2003 of about $2.1 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-three (53) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of thirty (30) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

The Equitable Life Assurance Society of the United States (“Equitable”), through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio’s assets subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust’s Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”) such as Alliance Capital Management L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2003 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 2003 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2003

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed

EQ/Alliance Common Stock	0.48%	0.00%
EQ/Alliance Growth and Income	0.57%	0.00%
EQ/Alliance Intermediate Government Securities	0.49%	0.00%
EQ/Alliance International	0.74%	0.02%
EQ/Alliance Premier Growth	0.90%	0.04%
EQ/Alliance Quality Bond	0.52%	0.00%
EQ/Alliance Small Cap Growth	0.75%	0.00%
EQ/Bernstein Diversified Value	0.64%	0.00%
EQ/Calvert Socially Responsible	0.65%	0.40%
EQ/Capital Guardian International	0.85%	0.11%
EQ/Capital Guardian Research	0.65%	0.02%
EQ/Capital Guardian U.S. Equity	0.65%	0.02%
EQ/Emerging Markets Equity	1.15%	0.00%
EQ/Equity 500 Index	0.25%	0.00%
EQ/Evergreen Omega	0.65%	0.20%
EQ/FI Mid Cap	0.70%	0.03%
EQ/FI Small/Mid Cap Value	0.75%	0.00%
EQ/J.P. Morgan Core Bond	0.44%	0.00%
EQ/Janus Large Cap Growth	0.90%	0.09%

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed

EQ/Lazard Small Cap Value	0.75%	0.00%
EQMarsico Focus	0.90%	0.07%
EQ/Mercury Basic Value Equity	0.60%	0.00%
EQ/Mercury International Value	0.85%	0.01%
EQ/MFS Emerging Growth Companies	0.65%	0.00%
EQ/MFS Investors Trust	0.60%	0.01%
EQ/Money Market	0.33%	0.00%
EQ/Putnam Growth & Income Value	0.60%	0.00%
EQ/Putnam Voyager	0.65%	0.08%
EQ/Small Company Index	0.25%	0.00%
EQ/Technology	0.90%	0.09%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

Expense Limitation Agreement

In the interest of limiting until April 30, 2005 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business, are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)

EQ/Alliance International†	0.85%
EQ/Alliance Premier Growth†	1.15%
EQ/Bernstein Diversified Value	0.95%
EQ/Calvert Socially Responsible†	1.05%
EQ/Capital Guardian International†	1.20%
EQ/Capital Guardian Research†	0.95%
EQ/Capital Guardian U.S. Equity†	0.95%
EQ/Emerging Markets Equity	1.80%
EQ/Evergreen Omega	0.95%
EQ/FI Mid Cap†	1.00%
EQ/FI Small/Mid Cap Value	1.10%
EQ/J.P. Morgan Core Bond	0.80%
EQ/Janus Large Cap Growth†	1.15%
EQ/Lazard Small Cap Value	1.10%
EQ/Marsico Focus†	1.15%
EQ/Mercury Basic Value Equity	0.95%
EQ/Mercury International Value	1.25%
EQ/MFS Investors Trust	0.95%
EQ/Putnam Growth & Income Value	0.95%
EQ/Putnam Voyager	0.95%
EQ/Small Company Index	0.85%
EQ/Technology†	1.15%

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or three years for certain Portfolios, as indicated by a “†” in the above table) of the payment being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings

Alliance Capital Management L.P.

Alliance Capital reached terms with the office of the New York Attorney General (“NYAG”) and the staff of the SEC for the resolution of regulatory claims with respect to market timing in some of its mutual funds. The agreement with the SEC is reflected in an Order of the Commission. The agreement with the NYAG is subject to final, definitive documentation.

Among the key provisions of the agreements are the following:

•	Under both the SEC and NYAG agreements, Alliance Capital will establish a $250 million fund to compensate fund shareholders for the adverse effects of market timing in some of its mutual funds. Of the $250 million fund, the agreements characterize $150 million as disgorgement and $100 million as a penalty.

•	The agreement with the NYAG includes a weighted average reduction in fees of 20% on Alliance Capital’s U.S. long-term open-end retail funds, commencing January 1, 2004, for a minimum of 5 years.

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Under both agreements, the Boards of Directors of Alliance Capital’s mutual funds, which have already moved to elect independent chairmen from among their independent directors, will also have independent directors that comprise at least 75% of each Board, and will retain an independent compliance officer who will assist the Boards in their oversight of compliance, fiduciary issues and conflicts of interest.

The terms and conditions of the agreements also include, among others:

•	Formation of a Code of Ethics Oversight Committee, composed of senior executives of Alliance Capital’s operating businesses, to oversee all matters relating to issues arising under the Alliance Capital Code of Ethics;

•	Establishment of an Internal Compliance Controls Committee, chaired by Alliance Capital’s Chief Compliance Officer, to review compliance issues throughout Alliance Capital, endeavor to develop solutions to those issues as they may arise from time to time, and oversee implementation of those solutions;

•	Establishment of a company ombudsman to whom Alliance Capital employees may convey concerns about Alliance Capital business matters that they believe involve matters of ethics or questionable practices;

•	Engagement of an Independent Compliance Consultant to conduct a comprehensive review of Alliance Capital’s supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the Alliance Capital Code of Ethics and federal securities law violations by Alliance Capital and its employees; and

•	Commencing in 2005, and at least once every other year thereafter, Alliance Capital shall undergo a compliance review by an independent third party.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the “Hindo Complaint”) was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Funds; Gerald Malone; Charles Schaffran (collectively, the “Alliance Capital defendants”); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Sections 206 and 215 of the Investment Advisers Act of 1940. Plantiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the AllianceBernstein Growth Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

Janus Capital Management LLC

In September 2003, the SEC and the NYAG publicly announced that they were investigating trading practices in the mutual fund industry. The investigation was prompted by the NYAG’s settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus was not named as a defendant in the NYAG complaint against the hedge fund, Janus was mentioned in the complaint as having allowed Canary Capital to “market time” certain Janus funds. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds. In addition, the NYAG also filed a complaint on November 25, 2003, against former executives of Security Trust Company, N.A., in which the NYAG specifically alleges those executives submitted false documents to open an account in Janus Worldwide Fund.

Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies — including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department of Financial Services, and one or more U.S. Attorney offices or federal grand juries — which are conducting investigations into market timing, late trading and other potentially irregular trading practices in the mutual fund industry. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus investment personnel in portfolio securities owned by Janus funds, information provided to certain Janus fund Trustees in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. In addition, Janus International Limited, a subsidiary of Janus Capital Group Inc. established in England and registered as an investment adviser with the Financial Services Authority (“FSA”) in the United Kingdom, has received a request for information related to frequent trading, late day trading, revenue sharing and related topics from the

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FSA. The Janus funds, Janus Capital Group Inc. and its subsidiaries have complied, intend to comply with or intend to continue to comply with these subpoenas and other document and information requests, and will continue cooperating with the federal and state legal and regulatory authorities which are conducting investigations related to trading practices in the mutual fund industry.

As of April 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings against any of the Janus funds, Janus Capital Group Inc. or its subsidiaries. While Janus has had discussions with government authorities to resolve the Colorado and other pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

Janus is in the process of conducting an internal review of market timing and other trading practices at Janus, which, as of April 2004, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus’ U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions may have been waived. Janus also believes that there were several discretionary frequent trading arrangements in Janus’ offshore mutual fund business, and these arrangements have also been terminated. In the case of one offshore fund, the Janus World Funds Plc (“JWF”), outside legal counsel retained by Janus International Limited conducted an investigation and concluded that there had been no wrongdoing in relation to frequent trading in JWF and reported its findings to the U.K. regulators. Similar investigations by outside legal counsel are underway in relation to the other Janus offshore funds. In addition, given that most offshore jurisdictions have their own unique set of business and product structures, as well as rules and regulations, Janus is working with its foreign legal counsel and its offshore distributors to develop appropriate guidelines for defining existing and future business practices.

As noted earlier, the pending investigations by the NYAG and other agencies seek to determine whether late trading occurred in mutual funds managed by Janus. Because many mutual fund transactions are cleared and settled through financial intermediaries and because certain individuals who dealt with several of the significant discretionary frequent trading relationships are no longer employees of Janus, Janus cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus in violation of Janus’ agreements with those intermediaries. Additionally, Janus has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP (“EY”) to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus and the Independent Trustees of certain U.S.-based Janus funds announced that Janus intends to restore approximately $31.5 million to the funds and/or the funds’ investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds, (3) management fees of approximately $1.0 million received by Janus related to discretionary trading accounts, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY and does not include any fines and penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus or the funds.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus allowed certain hedge funds and other investors to engage in “market timing” trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

The actions include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class “representative action” purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus International Holding LLC, Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against

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Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

These lawsuits were filed in a number of state and federal jurisdictions. Janus Capital Group Inc. filed a motion with the Judicial Panel on Multidistrict Litigation (the “MDL Panel”) to have all of the actions against Janus Capital Group Inc. or any of its affiliates, including the Janus funds, transferred to the Southern District of New York, or in the alternative to the District of Colorado, for coordinated pretrial proceedings. Transfer motions were also filed by other plaintiffs and defendants. On February 20, 2004, the MDL Panel ruled on all of the transfer and coordination motions, and transferred all of the actions involved, including all of the actions involving Janus Capital Group Inc. or any of its affiliates, to the United States District Court for the District of Maryland for further coordinated or consolidated pretrial proceedings. The Federal District Court in Maryland now has scheduled an initial hearing in all of the transferred actions for April 2, 2004 in Baltimore. For each case, Janus Capital Group Inc. had requested a stay of all proceedings pending a transfer order from the MDL Panel. Such a stay was entered, or was not opposed, in the majority of pending cases. A stay was denied in only one case, in the Southern District of Illinois, and that case was remanded to Illinois state court for further proceedings.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

MFS Investment Management

MFS has reached agreement with the SEC, the NYAG and the Bureau of Securities Regulation of the State of New Hampshire (“NH”) to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators’ view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS’ former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors (“Retail Funds”), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association’s Investor Protection Trust).

In addition, under the terms of the settlement, MFS will adopt certain governance changes, which include, among others:

•	formation of a Code of Ethics Oversight Committee, comprised of senior executives of MFS’ operating businesses, to oversee all matters relating to issues arising under MFS’ Code of Ethics;

•	establishment of an Internal Compliance Controls Committee, chaired by MFS’ Chief Compliance Officer and comprised of senior executives of MFS’ operating businesses, to review compliance issues as they may arise from time to time, endeavor to develop solutions to those issues, and oversee implementation of those solutions;

•	establishment of a company ombudsman to whom MFS employees may convey concerns about MFS business matters that they believe involve matters of ethics or questionable practices;

•	establishment of a full-time senior-level position reporting to MFS’ Chief Compliance Officer whose responsibilities include compliance matters related to conflicts of interest; this officer or another designated compliance officer will implement and oversee the funds’ excessive trading policies and compliance procedures;

•	engagement of an Independent Compliance Consultant to conduct a comprehensive review of MFS supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the MFS Code of Ethics and federal securities law violations by MFS and its employees; and

•	commencing in 2006, and at least once every other year thereafter, MFS shall undergo a compliance review by an independent third party.

In addition, under the terms of the settlement, MFS has undertaken to use its best efforts to cause the Retail Funds to operate in accordance with the following governance policies and practices:

•	at least 75% of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been directors, officers or employees of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

•	the chair of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been a director, officer or employee of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

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•	all action taken by the Retail Funds’ Boards of Trustees or a committee thereof will be approved by a majority of the independent trustees of the Boards or committee, respectively;

•	commencing in 2005 and not less than every fifth calendar year thereafter, the Retail Funds will hold shareholder meetings at which the Boards of Trustees will be elected; and

•	the Retail Funds will designate an independent compliance officer reporting to the Boards of Trustees responsible for assisting the Boards in monitoring compliance by MFS with the federal securities laws, its fiduciary duties to fund shareholders and its Code of Ethics in all matters relevant to the operations of the funds.

Under the terms of the NYAG settlement, MFS has undertaken, on behalf of the funds, that:

•	the funds will retain a senior officer responsible for assisting in the review of fee arrangements and administering the funds’ compliance policies and procedures, and the Board of Trustees of the funds has determined that MFS shall reimburse the funds for the expense of this senior officer; and

•	certain statements sent by MFS to fund shareholders will disclose fees and costs in actual dollar amounts charged to each investor on his or her actual investment based upon the investor’s most recent quarterly closing balance and on a hypothetical $10,000 investment held for ten years.

Messrs. Ballen and Parke have agreed to suspensions from association with any investment adviser or registered investment company for periods of 9 months and 6 months, respectively. Upon completion of these suspensions, for periods of 27 months (Mr. Ballen) and 30 months (Mr. Parke), Messrs. Ballen and Parke have agreed not to serve as an employee, officer or trustee of any registered investment company; not to serve as chairman, director or as an officer of any investment adviser; and to otherwise perform only limited functions for an investment adviser, which may include strategic planning and analysis, portfolio management and non-mutual fund marketing. Messrs. Ballen and Parke will pay approximately $315,000 each to the SEC, $250,000 of which is characterized as a penalty. In addition, Messrs. Ballen and Parke resigned as trustees of the funds’ Boards of Trustees, and Mr. Ballen resigned as the funds’ President, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS’ internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley’s preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC’s investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

Putnam Investment Management, LLC

On November 13, 2003, Putnam Management agreed to entry of an order by the SEC in partial resolution of administrative and cease-and-

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desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC’s findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings, and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order’s findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC’s and Commonwealth’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients.

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4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

80	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the Portfolios. Disruptive transfer activity may hurt the long term performance of a Portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which we and the Trust seek to make in a fair and reasonable manner consistent with interests of all Contract owners.

If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) a Portfolio within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s aggregate deposits or aggregate redemptions exceed our threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We also currently provide a letter to Contract owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, we may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

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6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

•	A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing.

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7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

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8. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2003 appears in the Trust’s Annual Report. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/Alliance Common Stock Portfolio(d):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003	2002	2001(e)	2000(e)	1999(e)	2003	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$10.49	$15.70	$17.98	$26.17	$24.35	$10.40	$15.61	$17.88	$26.05	$24.30

Income from investment operations:
Net investment income	0.12	0.12	0.12	0.15	0.17	0.08	0.08	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.09	(5.32)	(1.97)	(3.82)	5.84	5.06	(5.28)	(1.95)	(3.78)	5.82

Total from investment operations	5.21	(5.20)	(1.85)	(3.67)	6.01	5.14	(5.20)	(1.88)	(3.70)	5.92

Less distributions:
Dividends from net investment income	(0.23)	(0.01)	(0.11)	(0.15)	(0.16)	(0.16)	(0.01)	(0.07)	(0.10)	(0.14)
Distributions from realized gains	—	—	(0.32)	(4.37)	(4.03)	—	—	(0.32)	(4.37)	(4.03)

Total dividends and distributions	(0.23)	(0.01)	(0.43)	(4.52)	(4.19)	(0.16)	(0.01)	(0.39)	(4.47)	(4.17)

Net asset value, end of year	$15.47	$10.49	$15.70	$17.98	$26.17	$15.38	$10.40	$15.61	$17.88	$26.05

Total return	49.89%	(33.15)%	(10.50)%	(14.03)%	25.19%	49.58%	(33.34)%	(10.73)%	(14.25)%	24.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,472,301	$5,382,662	$9,577,763	$11,797,888	$14,951,495	$1,884,006	$1,124,684	$1,831,258	$1,918,284	$1,642,066
Ratio of expenses to average net assets before fees paid indirectly	0.54%	0.54%	0.53%	0.47%	0.38%	0.79%	0.79%	0.78%	0.72%	0.63%
Ratio of expenses to average net assets after fees paid indirectly	0.52%	0.49%	N/A	N/A	N/A	0.77%	0.74%	N/A	N/A	N/A
Ratio of net investment income to average net assets before fees paid indirectly	0.91%	0.77%	0.67%	0.61%	0.65%	0.66%	0.52%	0.43%	0.35%	0.39%
Ratio of net investment income to average net assets after fees paid indirectly	0.93%	0.82%	N/A	N/A	N/A	0.68%	0.57%	N/A	N/A	N/A
Portfolio turnover rate	92%	136%	40%	43%	57%	92%	136%	40%	43%	57%

84	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Alliance Growth and Income Portfolio(d):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003	2002	2001(e)	2000(e)	1999(e)	2003	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$12.87	$16.56	$17.70	$18.24	$16.99	$12.79	$16.47	$17.61	$18.16	$16.95

Income from investment operations:
Net investment income	0.22	0.22	0.19	0.17	0.06	0.15	0.16	0.13	0.13	0.01
Net realized and unrealized gain (loss) on investments	3.73	(3.70)	(0.44)	1.35	3.05	3.74	(3.66)	(0.42)	1.34	3.04

Total from investment operations	3.95	(3.48)	(0.25)	1.52	3.11	3.89	(3.50)	(0.29)	1.47	3.05

Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.17)	(0.16)	(0.05)	(0.16)	(0.18)	(0.13)	(0.12)	(0.03)
Distributions from realized gains	—	—	(0.72)	(1.90)	(1.81)	—	—	(0.72)	(1.90)	(1.81)

Total dividends and distributions	(0.20)	(0.21)	(0.89)	(2.06)	(1.86)	(0.16)	(0.18)	(0.85)	(2.02)	(1.84)

Net asset value, end of year	$16.62	$12.87	$16.56	$17.70	$18.24	$16.52	$12.79	$16.47	$17.61	$18.16

Total return	30.72%	(21.03)%	(1.30)%	8.95%	18.66%	30.42%	(21.28)%	(1.52)%	8.68%	18.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,382,192	$1,126,754	$1,568,312	$1,418,245	$1,241,619	$1,124,808	$653,809	$673,499	$464,600	$261,663
Ratio of expenses to average net assets before fees paid indirectly	0.63%	0.64%	0.63%	0.61%	0.57%	0.88%	0.89%	0.88%	0.86%	0.82%
Ratio of expenses to average net assets after fees paid indirectly	0.60%	0.60%	N/A	N/A	N/A	0.85%	0.85%	N/A	N/A	N/A
Ratio of net investment income to average net assets before fees paid indirectly	1.45%	1.34%	1.08%	0.92%	0.33%	1.20%	1.09%	0.83%	0.71%	0.06%
Ratio of net investment income to average net assets after fees paid indirectly	1.48%	1.38%	N/A	N/A	N/A	1.23%	1.13%	N/A	N/A	N/A
Portfolio turnover rate	49%	75%	81%	57%	70%	49%	75%	81%	57%	70%

EQ Advisors Trust	Financial Highlights	85

EQ/Alliance Intermediate Government Securities Portfolio(d):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003(e)	2002	2001(e)	2000(e)	1999(e)	2003(e)	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$10.30	$9.88	$9.46	$9.18	$9.67	$10.24	$9.83	$9.43	$9.15	$9.66

Income from investment operations:
Net investment income	0.26	0.27	0.37	0.55	0.50	0.23	0.21	0.35	0.52	0.47
Net realized and unrealized gain (loss) on investments	(0.02)	0.60	0.41	0.30	(0.49)	(0.02)	0.64	0.39	0.31	(0.49)

Total from investment operations	0.24	0.87	0.78	0.85	0.01	0.21	0.85	0.74	0.83	(0.02)

Less distributions:
Dividends from net investment income	(0.33)	(0.24)	(0.36)	(0.56)	(0.50)	(0.30)	(0.23)	(0.34)	(0.54)	(0.49)
Distributions from realized gains	(0.10)	(0.21)	—	(0.01)	—	(0.10)	(0.21)	—	(0.01)	—

Total dividends and distributions	(0.43)	(0.45)	(0.36)	(0.57)	(0.50)	(0.40)	(0.44)	(0.34)	(0.55)	(0.49)

Net asset value, end of year	$10.11	$10.30	$9.88	$9.46	$9.18	$10.05	$10.24	$9.83	$9.43	$9.15

Total return	2.45%	8.81%	8.23%	9.27%	0.02%	2.10%	8.58%	7.98%	8.99%	(0.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$344,547	$391,662	$241,071	$142,822	$156,864	$630,578	$545,598	$204,870	$71,267	$45,911
Ratio of expenses to average net assets	0.57%	0.59%	0.62%	0.58%	0.55%	0.82%	0.84%	0.87%	0.83%	0.80%
Ratio of net investment income to average net assets	2.51%	3.20%	4.84%	5.83%	5.16%	2.26%	2.95%	4.59%	5.55%	4.91%
Portfolio turnover rate	477%	622%	463%	541%	408%	477%	622%	463%	541%	408%

86	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Alliance International Portfolio(d)(h)(m):

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2003	2002	2001	2000(e)		1999(e)	2003	2002	2001	2000(e)		1999(e)
Net asset value, beginning of year	$7.24	$8.03	$10.62	$15.03		$11.13	$7.13	$7.94	$10.55	$14.96		$11.11

Income from investment operations:
Net investment income (loss)	0.11	0.01	0.02	(0.01)		0.08	0.07	0.01	— #	(0.01)		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.43	(0.80)	(2.42)	(3.33)		4.07	2.44	(0.82)	(2.42)	(3.33)		4.06

Total from investment operations	2.54	(0.79)	(2.40)	(3.34)		4.15	2.51	(0.81)	(2.42)	(3.34)		4.10

Less distributions:
Dividends from net investment income	(0.16)	—	—	(0.05)		—	(0.14)	—	—	(0.05)		—
Distributions from realized gains	—	—	(0.19)	(1.02)		(0.25)	—	—	(0.19)	(1.02)		(0.25)

Total dividends and distributions	(0.16)	—	(0.19)	(1.07)		(0.25)	(0.14)	—	(0.19)	(1.07)		(0.25)

Net asset value, end of year	$9.62	$7.24	$8.03	$10.62		$15.03	$9.50	$7.13	$7.94	$10.55		$14.96

Total return	35.28%	(9.84)%	(22.88)%	(22.77)%		37.31%	35.27%	(10.20)%	(23.23)%	(22.86)%		36.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,091,319	$876,907	$167,610	$228,325		$268,541	$488,571	$205,496	$36,054	$37,171		$18,977
Ratio of expenses to average net assets after waivers	0.85%	1.02%	N/A	N/A		N/A	1.10%	1.27%	N/A	N/A		N/A
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.85%	1.00%	N/A	N/A		N/A	1.10%	1.25%	N/A	N/A		N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.87%	1.04%	1.10%	1.16	%(c)	1.08%	1.12%	1.29%	1.35%	1.41	%(c)	1.33%
Ratio of net investment income to average net assets after waivers	1.29%	0.60%	N/A	N/A		N/A	1.04%	0.35%	N/A	N/A		N/A
Ratio of net investment income to average net assets after waivers and fees paid indirectly	1.29%	0.62%	N/A	N/A		N/A	1.04%	0.37%	N/A	N/A		N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly	1.27%	0.58%	0.17%	(0.03	)%(c)	0.70%	1.02%	0.33%	(0.08)%	(0.28	)%(c)	0.36%
Portfolio turnover rate	59%	47%	77%	80%		152%	59%	47%	77%	80%		152%
Effect of expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	N/A	N/A	N/A		N/A	$— #	N/A	N/A	N/A		N/A

EQ Advisors Trust	Financial Highlights	87

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Alliance Premier Growth Portfolio:

	Class IA						Class IB
	Year Ended December 31,				May 1, 1999* to December 31, 1999		Year Ended December 31,				May 1, 1999* to December 31, 1999
	2003	2002	2001	2000(e)			2003	2002	2001	2000(e)
Net asset value, beginning of period	$5.07	$7.35	$9.65	$11.87	$10.00		$5.03	$7.31	$9.62	$11.86	$10.00

Income from investment operations:
Net investment income (loss)	— #	(0.02)	(0.01)	(0.01)	0.02		(0.02)	(0.03)	(0.03)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.20	(2.26)	(2.29)	(2.14)	1.89		1.19	(2.25)	(2.28)	(2.14)	1.89

Total from investment operations	1.20	(2.28)	(2.30)	(2.15)	1.91		1.17	(2.28)	(2.31)	(2.17)	1.90

Less distributions:
Dividends from net investment income	—	—	—	—	(0.01)		—	—	—	—	(0.01)
Distributions from realized gains	—	—	— #	(0.07)	(0.03)		—	—	— #	(0.07)	(0.03)

Total dividends and distributions	—	—	— #	(0.07)	(0.04)		—	—	— #	(0.07)	(0.04)

Net asset value, end of period	$6.27	$5.07	$7.35	$9.65	$11.87		$6.20	$5.03	$7.31	$9.62	$11.86

Total return (b)	23.67%	(31.02)%	(23.83)%	(18.15)%	19.14%		23.26%	(31.19)%	(24.01)%	(18.34)%	18.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$355,205	$21,361	$39,076	$49,284	$28,834		$725,650	$580,975	$924,331	$1,341,788	$451,323
Ratio of expenses to average net assets after waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90	%(c)	1.15%	1.15%	1.15%	1.15%	1.15	%(c)
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.89%	0.89%	N/A	N/A	N/A		1.14%	1.14%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.95%	0.99%	0.96%	0.94%	1.12	%(c)	1.20%	1.24%	1.21%	1.19%	1.37	%(c)
Ratio of net investment income (loss) to average net assets after waivers (a)	(0.10)%	(0.24)%	(0.15)%	(0.12)%	0.45	%(c)	(0.35)%	(0.49)%	(0.40)%	(0.37)%	0.20	%(c)
Ratio of net investment loss to average net assets after waivers and fees paid indirectly (a)	(0.09)%	(0.23)%	N/A	N/A	N/A		(0.34)%	(0.48)%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	(0.15)%	(0.33)%	(0.21)%	(0.16)%	0.23	%(c)	(0.40)%	(0.58)%	(0.46)%	(0.40)%	(0.02	)%(c)
Portfolio turnover rate	77%	99%	140%	127%	29%		77%	99%	140%	127%	29%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$— #	$—	$0.01		$— #	$0.01	$— #	$—	$0.01

88	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Alliance Quality Bond Portfolio(d):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003(e)	2002(e)	2001(e)	2000(e)	1999(e)	2003(e)	2002(e)	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$10.17	$9.81	$9.55	$9.11	$9.84	$10.12	$9.77	$9.52	$9.09	$9.84

Income from investment operations:
Net investment income	0.24	0.32	0.57	0.60	0.54	0.22	0.29	0.51	0.57	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.12	0.45	0.22	0.44	(0.74)	0.11	0.46	0.25	0.45	(0.75)

Total from investment operations	0.36	0.77	0.79	1.04	(0.20)	0.33	0.75	0.76	1.02	(0.23)

Less distributions:
Dividends from net investment income	(0.15)	(0.28)	(0.53)	(0.60)	(0.50)	(0.13)	(0.27)	(0.51)	(0.59)	(0.49)
Distributions from realized gains	(0.13)	(0.13)	—	—	(0.03)	(0.13)	(0.13)	—	—	(0.03)

Total dividends and distributions	(0.28)	(0.41)	(0.53)	(0.60)	(0.53)	(0.26)	(0.40)	(0.51)	(0.59)	(0.52)

Net asset value, end of year	$10.25	$10.17	$9.81	$9.55	$9.11	$10.19	$10.12	$9.77	$9.52	$9.09

Total return	3.83%	7.91%	8.28%	11.48%	(2.00)%	3.56%	7.68%	8.04%	11.28%	(2.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,459,282	$341,209	$309,097	$553,109	$329,895	$367,273	$189,680	$46,843	$9,159	$1,094
Ratio of expenses to average net assets	0.58%	0.62%	0.60%	0.59%	0.56%	0.83%	0.87%	0.85%	0.84%	0.81%
Ratio of net investment income to average net assets	2.35%	3.16%	5.31%	6.34%	5.64%	2.10%	2.91%	4.97%	5.98%	5.39%
Portfolio turnover rate	697%	755%	301%	282%	147%	697%	755%	301%	282%	147%

EQ Advisors Trust	Financial Highlights	89

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Alliance Small Cap Growth Portfolio(d)(k):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003	2002	2001(e)	2000(e)	1999(e)	2003	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$9.02	$12.90	$15.06	$15.11	$11.82	$8.90	$12.75	$14.92	$15.03	$11.79

Income from investment operations:
Net investment loss	(0.02)	(0.06)	(0.06)	(0.07)	(0.05)	(0.04)	(0.08)	(0.08)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	3.75	(3.82)	(1.89)	1.99	3.34	3.68	(3.77)	(1.88)	1.97	3.32

Total from investment operations	3.73	(3.88)	(1.95)	1.92	3.29	3.64	(3.85)	(1.96)	1.86	3.24

Less distributions:
Distributions from realized gains	—	—	(0.21)	(1.97)	—	—	—	(0.21)	(1.97)	—

Net asset value, end of year	$12.75	$9.02	$12.90	$15.06	$15.11	$12.54	$8.90	$12.75	$14.92	$15.03

Total return	41.35%	(30.08)%	(13.03)%	14.12%	27.75%	40.90%	(30.20)%	(13.28)%	13.78%	27.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$451,408	$317,679	$461,312	$501,596	$241,000	$552,216	$308,406	$387,833	$360,635	$162,331
Ratio of expenses to average net assets before fees paid indirectly	0.82%	0.83%	0.81%	0.84%	0.95%	1.07%	1.08%	1.06%	1.09%	1.20%
Ratio of expenses to average net assets after fees paid indirectly	0.78%	0.81%	N/A	N/A	N/A	1.03%	1.06%	N/A	N/A	N/A
Ratio of net investment loss to average net assets before fees paid indirectly	(0.25)%	(0.57)%	(0.49)%	(0.37)%	(0.40)%	(0.50)%	(0.82)%	(0.74)%	(0.62)%	(0.65)%
Ratio of net investment loss to average net assets after fees paid indirectly	(0.21)%	(0.55)%	N/A	N/A	N/A	(0.46)%	(0.80)%	N/A	N/A	N/A
Portfolio turnover rate	114%	110%	110%	142%	221%	114%	110%	110%	142%	221%

90	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Bernstein Diversified Value Portfolio(g):

	Class IA			Class IB
	Year Ended December 31,		May 18, 2001* to December 31, 2001	Year Ended December 31,
	2003	2002		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.03	$11.77	$12.26	$10.03	$11.77	$11.73	$12.06	$11.94

Income from investment operations:
Net investment income	0.18	0.18	0.11	0.15	0.14	0.11	0.09	0.11
Net realized and unrealized gain (loss) on Investments	2.73	(1.76)	(0.26)	2.73	(1.74)	0.25	(0.33)	0.31

Total from investment operations	2.91	(1.58)	(0.15)	2.88	(1.60)	0.36	(0.24)	0.42

Less distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.13)	(0.15)	(0.14)	(0.11)	(0.09)	(0.11)
Distributions from realized gains	—	—	(0.21)	—	—	(0.21)	—	(0.19)

Total dividends and distributions	(0.17)	(0.16)	(0.34)	(0.15)	(0.14)	(0.32)	(0.09)	(0.30)

Net asset value, end of period	$12.77	$10.03	$11.77	$12.76	$10.03	$11.77	$11.73	$12.06

Total return (b)	29.07%	(13.42)%	(1.21)%	28.73%	(13.61)%	3.09%	(1.94)%	3.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,274	$21,214	$18,000	$1,508,256	$800,212	$608,741	$176,049	$133,503
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.70%	0.69%	N/A	0.95%	0.94%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.70%	0.73%	0.73%	0.95%	0.98%	0.98%	0.95%	1.00%
Ratio of net investment income to average net assets after waivers (a)	1.82%	1.77%	1.69%	1.57%	1.52%	1.40%	0.91%	1.10%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	1.82%	1.78%	N/A	1.57%	1.53%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	1.82%	1.75%	1.66%	1.57%	1.50%	1.37%	0.91%	1.04%
Portfolio turnover rate	21%	13%	90%	21%	13%	90%	33%	32%
Effect of expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$— #	$—	$0.01

EQ Advisors Trust	Financial Highlights	91

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Calvert Socially Responsible Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,				September 1, 1999* to December 31, 1999
			2003	2002	2001	2000
Net asset value, beginning of period	$5.88	$5.64	$5.88	$7.99	$9.64	$10.76	$10.00

Income from investment operations:
Net investment loss	(0.01)	— #	(0.02)	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.68	0.24	1.66	(2.10)	(1.37)	(0.34)	0.83

Total from investment operations	1.67	0.24	1.64	(2.11)	(1.39)	(0.35)	0.82

Less distributions:
Distributions from realized gains	—	—	—	—	(0.26)	(0.77)	(0.06)

Net asset value, end of period	$7.55	$5.88	$7.52	$5.88	$7.99	$9.64	$10.76

Total return (b)	28.40%	4.26%	27.89%	(26.41)%	(14.74)%	(2.87)%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65	$51	$33,711	$11,064	$5,898	$3,922	$2,622
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.80%	0.80%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly (a)	0.75%	0.70%	1.00%	0.95%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly (a)	1.20%	1.82%	1.45%	2.07%	2.36%	2.37%	5.38%
Ratio of net investment loss to average net assets after waivers and reimbursements (a)	(0.20)%	(0.13)%	(0.45)%	(0.38)%	(0.33)%	(0.11)%	(0.19)%
Ratio of net investment loss to average net assets after waivers, reimbursements and fees paid indirectly (a)	(0.15)%	(0.03)%	(0.40)%	(0.28)%	N/A	N/A	N/A
Ratio of net investment loss to average net assets before waivers, reimbursements and fees paid indirectly (a)	(0.60)%	(1.15)%	(0.85)%	(1.40)%	(1.64)%	(1.43)%	(4.52)%
Portfolio turnover rate	54%	130%	54%	130%	46%	81%	45%
Effect of expense limitation during the period:
Per share benefit to net investment loss	$0.03	$0.02	$0.02	$0.04	$0.08	$0.10	$—

92	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Capital Guardian International Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,				May 1, 1999* to December 31, 1999
			2003	2002	2001	2000
Net asset value, beginning of period	$7.35	$8.77	$7.35	$8.77	$11.28	$14.10	$10.00

Income from investment operations:
Net investment income	0.07	0.05	0.05	0.06	0.04	0.10	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.34	(1.35)	2.34	(1.37)	(2.38)	(2.68)	4.10

Total from investment operations	2.41	(1.30)	2.39	(1.31)	(2.34)	(2.58)	4.10

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.10)	(0.11)	(0.14)	(0.07)	—
Distributions from realized gains	—	—	—	—	(0.03)	(0.17)	—

Total dividends and distributions	(0.12)	(0.12)	(0.10)	(0.11)	(0.17)	(0.24)	—

Net asset value, end of period	$9.64	$7.35	$9.64	$7.35	$8.77	$11.28	$14.10

Total return (b)	33.05%	(14.81)%	32.54%	(15.00)%	(20.89)%	(19.19)%	41.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320	$84	$357,162	$125,521	$101,683	$110,486	$52,049
Ratio of expenses to average net assets after waivers (a)	0.95%	0.95%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.93%	0.92%	1.18%	1.17%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	1.06%	1.14%	1.31%	1.39%	1.39%	1.28%	1.65%
Ratio of net investment income to average net assets after waivers (a)	0.90%	0.76%	0.65%	0.51%	0.39%	0.37%	0.02%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.92%	0.79%	0.67%	0.54%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	0.79%	0.57%	0.54%	0.32%	0.20%	0.29%	(0.43)%
Portfolio turnover rate	12%	23%	12%	23%	38%	26%	28%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.01	$0.02	$0.02	$0.02

EQ Advisors Trust	Financial Highlights	93

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Capital Guardian Research Portfolio(i):

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,				May 1, 1999* to December 31, 1999
			2003	2002	2001	2000
Net asset value, beginning of period	$8.22	$10.84	$8.22	$10.93	$11.18	$10.69	$10.00

Income from investment operations:
Net investment income	0.05	0.11	0.03	0.04	0.02	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.54	(2.71)	2.55	(2.73)	(0.25)	0.59	0.69

Total from investment operations	2.59	(2.60)	2.58	(2.69)	(0.23)	0.63	0.71

Less distributions:
Dividends from net investment income	(0.06)	(0.02)	(0.04)	(0.02)	(0.02)	(0.04)	(0.02)
Distributions from realized gains	—	—	—	—	—	(0.10)	—

Total dividends and distributions	(0.06)	(0.02)	(0.04)	(0.02)	(0.02)	(0.14)	(0.02)

Net asset value, end of period	$10.75	$8.22	$10.76	$8.22	$10.93	$11.18	$10.69

Total return (b)	31.55%	(23.94)%	31.41%	(24.62)%	(2.04)%	5.92%	7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210	$82	$877,404	$563,396	$111,944	$77,959	$33,903
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.68%	0.18%	0.93%	0.43%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.72%	0.81%	0.97%	1.06%	1.05%	1.06%	1.35%
Ratio of net investment income to average net assets after waivers (a)	0.63%	0.75%	0.38%	0.50%	0.26%	0.47%	0.37%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.65%	1.27%	0.40%	1.02%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	0.61%	0.64%	0.36%	0.39%	0.16%	0.37%	(0.03)%
Portfolio turnover rate	24%	222%	24%	222%	30%	38%	36%
Effect of expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$— #	$0.01	$0.01	$0.02

94	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(l):

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,				May 1, 1999* to December 31, 1999
			2003	2002	2001	2000
Net asset value, beginning of period	$7.77	$10.12	$7.77	$10.22	$10.46	$10.32	$10.00

Income from investment operations:
Net investment income	0.03	0.05	0.02	0.03	0.03	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.82	(2.35)	2.81	(2.45)	(0.24)	0.30	0.35

Total from investment operations	2.85	(2.30)	2.83	(2.42)	(0.21)	0.35	0.37

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.05)	(0.02)
Distributions from realized gains	—	—	—	—	— #	(0.16)	(0.03)

Total dividends and distributions	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.21)	(0.05)

Net asset value, end of period	$10.57	$7.77	$10.57	$7.77	$10.22	$10.46	$10.32

Total return (b)	36.72%	(22.77)%	36.38%	(23.68)%	(2.01)%	3.56%	3.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,359	$93	$752,983	$273,334	$198,364	$136,485	$67,472
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.68%	0.66%	0.93%	0.91%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.72%	0.77%	0.97%	1.02%	1.01%	1.01%	1.23%
Ratio of net investment income to average net assets after waivers (a)	0.60%	0.68%	0.35%	0.43%	0.32%	0.60%	0.63%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.62%	0.72%	0.37%	0.47%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	0.58%	0.61%	0.33%	0.36%	0.26%	0.54%	0.35%
Portfolio turnover rate	15%	30%	15%	30%	36%	43%	50%
Effect of expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	95

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Emerging Markets Equity Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$5.29	$4.85	$5.28	$5.61	$5.93	$11.22	$5.79

Income from investment operations:
Net investment income (loss)	0.07	— #	0.05	(0.01)	0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.91	0.44	2.91	(0.32)	(0.33)	(4.37)	5.55

Total from investment operations	2.98	0.44	2.96	(0.33)	(0.31)	(4.45)	5.54

Less distributions:
Dividends from net investment income	(0.07)	—	(0.05)	—	—	—	—
Distributions from realized gains	—	—	—	—	(0.01)	(0.84)	(0.11)

Total dividends and distributions	(0.07)	—	(0.05)	—	(0.01)	(0.84)	(0.11)

Net asset value, end of period	$8.20	$5.29	$8.19	$5.28	$5.61	$5.93	$11.22

Total return (b)	56.18%	9.07%	56.09%	(6.05)%	(5.09)%	(40.12)%	95.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$995	$62	$389,893	$193,115	$183,868	$198,044	$191,581
Ratio of expenses to average net assets after waivers (a)	1.55%	1.57%	1.80%	1.82%	1.78%	1.75%	1.75%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	1.53%	1.56%	1.78%	1.81%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	1.55%	1.62%	1.80%	1.87%	2.13%	1.92%	2.38%
Ratio of net investment income (loss) to average net assets after waivers (a)	1.33%	0.13%	1.08%	(0.12)%	0.32%	(0.86)%	(0.18)%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly (a)	1.35%	0.14%	1.10%	(0.11)%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	1.33%	0.08%	1.08%	(0.17)%	(0.03)%	(0.99)%	(0.82)%
Portfolio turnover rate	81%	78%	81%	78%	143%	95%	138%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$0.02	$0.01	$0.02

96	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Equity 500 Index Portfolio(d)(f):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003	2002	2001(e)	2000(e)	1999(e)	2003	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$16.92	$22.05	$25.34	$29.57	$25.00	$16.84	$21.95	$25.22	$29.50	$24.98

Income from investment operations:
Net investment income	0.28	0.26	0.26	0.25	0.28	0.19	0.18	0.20	0.16	0.21
Net realized and unrealized gain (loss) on investments	4.47	(5.15)	(3.28)	(3.13)	4.78	4.49	(5.09)	(3.26)	(3.11)	4.78

Total from investment operations	4.75	(4.89)	(3.02)	(2.88)	5.06	4.68	(4.91)	(3.06)	(2.95)	4.99

Less distributions:
Dividends from net investment income	(0.29)	(0.22)	(0.25)	(0.19)	(0.27)	(0.24)	(0.18)	(0.19)	(0.17)	(0.25)
Distributions from realized gains	—	(0.02)	(0.02)	(1.16)	(0.22)	—	(0.02)	(0.02)	(1.16)	(0.22)

Total dividends and distributions	(0.29)	(0.24)	(0.27)	(1.35)	(0.49)	(0.24)	(0.20)	(0.21)	(1.33)	(0.47)

Net asset value, end of year	$21.38	$16.92	$22.05	$25.34	$29.57	$21.28	$16.84	$21.95	$25.22	$29.50

Total return	28.14%	(22.19)%	(11.95)%	(9.58)%	20.38%	27.83%	(22.39)%	(12.15)%	(9.81)%	20.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,560,563	$1,256,522	$1,775,556	$2,106,901	$2,618,539	$1,589,054	$860,185	$925,533	$928,578	$20,931
Ratio of expenses to average net assets	0.31%	0.32%	0.31%	0.32%	0.33%	0.56%	0.57%	0.56%	0.57%	0.58%
Ratio of net investment income to average net assets	1.48%	1.30%	1.08%	0.87%	1.05%	1.23%	1.05%	0.83%	0.58%	0.78%
Portfolio turnover rate	— ‡%	8%	3%	17%	5%	— ‡%	8%	3%	17%	5%

EQ Advisors Trust	Financial Highlights	97

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Evergreen Omega Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003	2002	2001	2000	1999**
Net asset value, beginning of period	$6.08	$5.98	$6.07	$7.99	$9.63	$10.93	$10.00

Income from investment operations:
Net investment income (loss)	— #	0.01	(0.01)	— #	(0.02)	0.02	0.04
Net realized and unrealized gain (loss) on investments	2.33	0.09	2.33	(1.92)	(1.62)	(1.30)	0.93

Total from investment operations	2.33	0.10	2.32	(1.92)	(1.64)	(1.28)	0.97

Less distributions:
Dividends from net investment income	—	—	—	—	— #	(0.02)	(0.04)

Net asset value, end of period	$8.41	$6.08	$8.39	$6.07	$7.99	$9.63	$10.93

Total return (b)	38.55%	1.51%	38.22%	(24.03)%	(17.02)%	(11.66)%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75	$50	$109,660	$25,146	$13,506	$8,676	$4,818
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.98%	1.05%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.59%	0.51%	0.84%	0.76%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.90%	1.29%	1.15%	1.54%	1.89%	1.76%	2.86%
Ratio of net investment income (loss) to average net assets after waivers (a)	(0.19)%	(0.04)%	(0.44)%	(0.29)%	(0.29)%	0.31%	0.63%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly (a)	(0.08)%	0.15%	(0.33)%	(0.10)%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	(0.39)%	(0.64)%	(0.64)%	(0.89)%	(1.23)%	(0.47)%	(1.18)%
Portfolio turnover rate	161%	177%	161%	177%	227%	115%	148%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$0.03	$0.06	$0.04	$0.11

98	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/FI Mid Cap Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,			September 1, 2000* to December 31, 2000
			2003	2002	2001
Net asset value, beginning of period	$7.08	$8.57	$7.07	$8.67	$10.02	$10.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	(0.01)	— #	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transaction	3.11	(1.50)	3.09	(1.60)	(1.35)	0.03

Total from investment operations	3.12	(1.49)	3.08	(1.60)	(1.34)	0.04

Less distributions:
Dividends from net investment income	—	— #	—	— #	(0.01)	(0.02)

Net asset value, end of period	$10.20	$7.08	$10.15	$7.07	$8.67	$10.02

Total return (b)	44.07%	(17.37)%	43.56%	(18.44)%	(13.42)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,835	$106	$792,096	$279,947	$177,447	$45,790
Ratio of expenses to average net assets after waivers (a)	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.63%	0.66%	0.88%	0.91%	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.78%	0.83%	1.03%	1.08%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets after waivers (a)	0.04%	0.02%	(0.21)%	(0.23)%	0.26%	1.17%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly (a)	0.16%	0.11%	(0.09)%	(0.14)%	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	0.01%	(0.06)%	(0.24)%	(0.31)%	0.04%	0.94%
Portfolio turnover rate	159%	214%	159%	214%	231%	42%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$0.01	$—

EQ Advisors Trust	Financial Highlights	99

FINANCIAL HIGHLIGHTS (cont’d)

EQ/FI Small/Mid Cap Value Portfolio:

	Class IA							Class IB
	Year Ended December 31,							Year Ended December 31,
	2003	2002	2001	2000		1999		2003	2002	2001	2000		1999
Net asset value, beginning of year	$9.85	$11.61	$11.21	$10.76		$10.59		$9.84	$11.61	$11.22	$10.78		$10.61

Income from investment operations:
Net investment income	0.09	0.11	0.12	0.10		0.03		0.06	0.07	0.06	0.12		0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.22	(1.79)	0.36	0.48		0.19		3.22	(1.78)	0.39	0.43		0.17

Total from investment operations	3.31	(1.68)	0.48	0.58		0.22		3.28	(1.71)	0.45	0.55		0.19

Less distributions:
Dividends from net investment income	(0.07)	(0.08)	(0.08)	(0.13)		(0.05)		(0.04)	(0.06)	(0.06)	(0.11)		(0.02)

Net asset value, end of year	$13.09	$9.85	$11.61	$11.21		$10.76		$13.08	$9.84	$11.61	$11.22		$10.78

Total return	33.58%	(14.49)%	4.29%	5.48%		2.07%		33.36%	(14.77)%	4.04%	5.13%		1.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,522	$18,779	$18,087	$7,269		$2,339		$1,097,892	$646,958	$429,560	$153,232		$149,618
Ratio of expenses to average net assets after waivers	0.85%	0.85%	0.85%	0.82	%(c)	0.75	%(c)	1.10%	1.10%	1.10%	1.07	%(c)	1.00	%(c)
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.79%	0.83%	N/A	N/A		N/A		1.04%	1.08%	N/A	N/A		N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.85%	0.85%	0.86%	0.87	%(c)	0.84	%(c)	1.10%	1.10%	1.11%	1.12	%(c)	1.09	%(c)
Ratio of net investment income to average net assets after waivers	0.75%	1.00%	1.28%	1.42	%(c)	0.40	%(c)	0.50%	0.75%	1.03%	1.17	%(c)	0.21	%(c)
Ratio of net investment income to average net assets after waivers and fees paid indirectly	0.81%	1.02%	N/A	N/A		N/A		0.56%	0.77%	N/A	N/A		N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly	0.75%	1.00%	1.27%	1.37	%(c)	0.32	%(c)	0.50%	0.75%	1.02%	1.12	%(c)	0.12	%(c)
Portfolio turnover rate	160%	98%	106%	196%		192%		160%	98%	106%	196%		192%
Effect of expense limitation during the year:
Per share benefit to net investment income	$—	$—	$— #	$0.01		$0.01		$—	$—	$— #	$—		$0.02

100	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Janus Large Cap Growth Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,			September 1, 2000* to December 31, 2000
			2003	2002	2001
Net asset value, beginning of period	$4.53	$6.22	$4.52	$6.49	$8.42	$10.00

Income from investment operations:
Net investment income (loss)	— #	— #	— #	(0.01)	(0.01)	—
Net realized and unrealized gain (loss) on investments	1.18	(1.69)	1.17	(1.96)	(1.92)	(1.57)

Total from investment operations	1.18	(1.69)	1.17	(1.97)	(1.93)	(1.57)

Less distributions:
Dividends from net investment income	—	—	—	—	— #	(0.01)
Distributions from realized gains	—	—	—	—	— #	— #

Total dividends and distributions	—	—	—	—	— #	(0.01)

Net asset value, end of period	$5.71	$4.53	$5.69	$4.52	$6.49	$8.42

Total return (b)	26.05%	(27.17)%	25.88%	(30.35)%	(22.91)%	(15.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152	$72	$260,330	$161,566	$163,096	$55,402
Ratio of expenses to average net assets after waivers (a)	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers (a)	0.99%	1.01%	1.24%	1.26%	1.29%	1.37%
Ratio of net investment income (loss) to average net assets after waivers (a)	0.03%	0.03%	(0.22)%	(0.22)%	(0.27)%	0.65%
Ratio of net investment income (loss) to average net assets before waivers (a)	(0.06)%	(0.08)%	(0.31)%	(0.33)%	(0.41)%	0.43%
Portfolio turnover rate	42%	45%	42%	45%	27%	0%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$0.01	$0.01	$— #

EQ Advisors Trust	Financial Highlights	101

FINANCIAL HIGHLIGHTS (cont’d)

EQ/J.P. Morgan Core Bond Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003(e)	March 25, 2002* to December 31, 2002	Year Ended December 31,
			2003(e)	2002	2001	2000	1999
Net asset value, beginning of period	$11.19	$10.77	$11.19	$10.76	$10.51	$9.92	$10.57

Income from investment operations:
Net investment income	0.34	0.41	0.31	0.40	0.46	0.54	0.49
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	0.61	0.08	0.61	0.45	0.61	(0.66)

Total from investment operations	0.40	1.02	0.39	1.01	0.91	1.15	(0.17)

Less distributions:
Dividends from net investment income	(0.34)	(0.43)	(0.32)	(0.41)	(0.46)	(0.56)	(0.48)
Distributions from realized gains	(0.07)	(0.17)	(0.07)	(0.17)	(0.20)	—	—

Total dividends and distributions	(0.41)	(0.60)	(0.39)	(0.58)	(0.66)	(0.56)	(0.48)

Net asset value, end of period	$11.18	$11.19	$11.19	$11.19	$10.76	$10.51	$9.92

Total return (b)	3.62%	9.53%	3.38%	9.52%	7.95%	11.55%	(1.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,122	$131	$1,081,959	$768,461	$429,056	$233,916	$156,581
Ratio of expenses to average net assets after waivers (a)	0.52%	0.55%	0.77%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers (a)	0.52%	0.55%	0.77%	0.80%	0.81%	0.81%	0.89%
Ratio of net investment income to average net assets after waivers (a)	2.98%	4.77%	2.73%	4.52%	5.18%	5.92%	5.53%
Ratio of net investment income to average net assets before waivers (a)	2.98%	4.77%	2.73%	4.52%	5.17%	5.91%	5.44%
Portfolio turnover rate	464%	166%	464%	166%	211%	185%	233%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$—	$0.01

102	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Lazard Small Cap Value Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003(e)	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003(e)	2002	2001	2000	1999
Net asset value, beginning of period	$9.76	$9.25	$9.77	$11.52	$10.76	$9.32	$9.27

Income from investment operations:
Net investment income	0.10	0.02	0.06	0.03	0.05	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.55	0.53	3.57	(1.61)	1.82	1.68	0.11

Total from investment operations	3.65	0.55	3.63	(1.58)	1.87	1.71	0.15

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	(0.04)	(0.02)	(0.04)	(0.02)	(0.04)
Distributions from realized gains	(0.06)	—	(0.06)	(0.15)	(1.07)	(0.25)	(0.06)

Total dividends and distributions	(0.12)	(0.04)	(0.10)	(0.17)	(1.11)	(0.27)	(0.10)

Net asset value, end of period	$13.29	$9.76	$13.30	$9.77	$11.52	$10.76	$9.32

Total return (b)	37.69%	5.97%	37.42%	(13.87)%	17.74%	18.56%	1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177,723	$57	$689,540	$298,035	$175,167	$107,433	$72,607
Ratio of expenses to average net assets after waivers (a)	0.85%	0.85%	1.10%	1.10%	1.10%	1.12%	1.20%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.75%	0.81%	1.00%	1.06%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.85%	0.86%	1.10%	1.11%	1.13%	1.15%	1.30%
Ratio of net investment income to average net assets after waivers (a)	0.70%	0.64%	0.45%	0.39%	0.54%	0.31%	0.48%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.80%	0.68%	0.55%	0.43%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	0.70%	0.63%	0.45%	0.38%	0.51%	0.28%	0.39%
Portfolio turnover rate	69%	86%	69%	86%	91%	69%	48%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$—	$— #	$— #	$—	$0.01

EQ Advisors Trust	Financial Highlights	103

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Marsico Focus Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,		August 31, 2001* to December 31, 2001
			2003	2002
Net asset value, beginning of period	$10.07	$10.43	$10.07	$11.39	$10.00

Income from investment operations:
Net investment income (loss)	— #	— #	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.17	(0.36)	3.15	(1.30)	1.39

Total from investment operations	3.17	(0.36)	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	—	—	—	(0.01)	—

Net asset value, end of period	$13.24	$10.07	$13.20	$10.07	$11.39

Total return (b)	31.48%	(3.45)%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,365	$77	$903,595	$203,596	$9,292
Ratio of expenses to average net assets after waivers (a)	0.90%	0.90%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.85%	0.85%	1.10%	1.10%	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.97%	1.08%	1.22%	1.33%	3.59%
Ratio of net investment loss to average net assets after waivers (a)	(0.07)%	(0.11)%	(0.32)%	(0.36)%	(0.13)%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly (a)	(0.02)%	(0.06)%	(0.27)%	(0.31)%	N/A
Ratio of net investment loss to average net assets before waivers and fees paid indirectly (a)	(0.14)%	(0.29)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	72%	140%	72%	140%	22%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$0.02	$—

104	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Mercury Basic Value Equity Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003(e)	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003(e)	2002	2001	2000	1999
Net asset value, beginning of period	$11.27	$10.10	$11.29	$13.77	$13.85	$13.76	$12.36

Income from investment operations:
Net investment income	0.14	0.04	0.10	0.08	0.10	0.21	0.17
Net realized and unrealized gain (loss) on investments	3.40	1.24	3.42	(2.35)	0.65	1.33	2.15

Total from investment operations	3.54	1.28	3.52	(2.27)	0.75	1.54	2.32

Less distributions:
Dividends from net investment income	(0.10)	(0.11)	(0.07)	(0.08)	(0.10)	(0.21)	(0.18)
Distributions from realized gains	—	—	—	(0.13)	(0.73)	(1.24)	(0.74)

Total dividends and distributions	(0.10)	(0.11)	(0.07)	(0.21)	(0.83)	(1.45)	(0.92)

Net asset value, end of period	$14.71	$11.27	$14.74	$11.29	$13.77	$13.85	$13.76

Total return (b)	31.57%	12.54%	31.28%	(16.68)%	5.49%	11.81%	19.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$355,625	$71	$1,137,826	$680,559	$613,150	$392,035	$300,467
Ratio of expenses to average net assets after waivers (a)	0.67%	0.70%	0.92%	0.95%	0.95%	0.92%	0.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.66%	0.69%	0.91%	0.94%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.67%	0.70%	0.92%	0.95%	0.95%	0.93%	0.96%
Ratio of net investment income to average net assets after waivers (a)	1.04%	0.97%	0.79%	0.72%	0.85%	1.56%	1.42%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	1.05%	0.98%	0.80%	0.73%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	1.04%	0.97%	0.79%	0.72%	0.85%	1.55%	1.31%
Portfolio turnover rate	34%	39%	34%	39%	64%	81%	71%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$—	$0.01

EQ Advisors Trust	Financial Highlights	105

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Mercury International Value Portfolio(j):

	Class IA		Class IB
	Year Ended December 31, 2003(e)	March 25, 2002* to December 31, 2002	Year Ended December 31,
			2003(e)	2002	2001	2000	1999
Net asset value, beginning of period	$8.66	$10.52	$8.66	$10.46	$13.44	$19.35	$13.01

Income from investment operations:
Net investment income	0.14	0.07	0.11	0.06	0.08	0.27	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.30	(1.85)	2.31	(1.80)	(2.98)	(2.71)	7.69

Total from investment operations	2.44	(1.78)	2.42	(1.74)	(2.90)	(2.44)	7.76

Less distributions:
Dividends from net investment income	(0.24)	(0.08)	(0.22)	(0.06)	(0.06)	(0.19)	(0.35)
Distributions from realized gains	—	—	—	—	(0.02)	(3.28)	(1.07)

Total dividends and distributions	(0.24)	(0.08)	(0.22)	(0.06)	(0.08)	(3.47)	(1.42)

Net asset value, end of period	$10.86	$8.66	$10.86	$8.66	$10.46	$13.44	$19.35

Total return (b)	28.27%	(16.90)%	28.01%	(16.61)%	(21.55)%	(12.33)%	60.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,163	$108	$675,246	$454,735	$299,090	$357,232	$299,159
Ratio of expenses to average net assets after waivers (a)	1.00%	1.00%	1.25%	1.25%	1.25%	1.23%	1.20%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.93%	0.99%	1.18%	1.24%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	1.01%	1.05%	1.26%	1.30%	1.39%	1.27%	1.26%
Ratio of net investment income to average net assets after waivers (a)	1.35%	1.00%	1.10%	0.75%	0.66%	1.01%	0.54%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	1.42%	1.01%	1.17%	0.76%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	1.34%	0.95%	1.09%	0.70%	0.52%	0.98%	0.48%
Portfolio turnover rate	163%	55%	163%	55%	76%	112%	119%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$—	$— #	$0.02	$0.01	$0.01

106	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/MFS Emerging Growth Companies Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2003	2002	2001	2000	1999		2003	2002	2001	2000	1999
Net asset value, beginning of year	$9.10	$13.82	$20.91	$27.40	$16.04		$9.00	$13.70	$20.78	$27.33	$16.04

Income from investment operations:
Net investment income (loss)	(0.01)	(0.02)	0.07	0.04	0.01		(0.04)	(0.05)	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.71	(4.70)	(7.16)	(5.13)	11.83		2.68	(4.65)	(7.04)	(5.13)	11.79

Total from investment operations	2.70	(4.72)	(7.09)	(5.09)	11.84		2.64	(4.70)	(7.08)	(5.15)	11.77

Less distributions:
Distributions from realized gains	—	—	— #	(1.40)	(0.48)		—	—	— #	(1.40)	(0.48)

Net asset value, end of year	$11.80	$9.10	$13.82	$20.91	$27.40		$11.64	$9.00	$13.70	$20.78	$27.33

Total return	29.67%	(34.15)%	(33.89)%	(18.56)%	74.43%		29.33%	(34.31)%	(34.06)%	(18.83)%	73.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,996	$22,611	$43,918	$72,889	$46,248		$935,920	$758,033	$1,363,276	$2,142,512	$1,665,635
Ratio of expenses to average net assets after waivers	N/A	N/A	N/A	0.70%	0.60	%(c)	N/A	N/A	N/A	0.95%	0.85	%(c)
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.71%	0.72%	N/A	N/A	N/A		0.96%	0.97%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.72%	0.73%	0.72%	0.70%	0.70	%(c)	0.97%	0.98%	0.97%	0.95%	0.95	%(c)
Ratio of net investment income (loss) to average net assets after waivers	N/A	N/A	N/A	0.15%	0.09	%(c)	N/A	N/A	N/A	(0.11)%	(0.16	)%(c)
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.09)%	(0.16)%	N/A	N/A	N/A		(0.34)%	(0.41)%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly	(0.10)%	(0.17)%	0.02%	0.14%	0.01	%(c)	(0.35)%	(0.42)%	(0.23)%	(0.11)%	(0.26	)%(c)
Portfolio turnover rate	105%	110%	278%	203%	184%		105%	110%	278%	203%	184%
Effect of expense limitation during the year:
Per share benefit to net investment income (loss)	$—	$—	$—	$—	$0.01		$—	$—	$—	$—	$0.01

EQ Advisors Trust	Financial Highlights	107

FINANCIAL HIGHLIGHTS (cont’d)

EQ/MFS Investors Trust Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	March 25, 2002* to December 31, 2002	Year Ended December 31,
			2003	2002	2001	2000	1999**
Net asset value, beginning of period	$7.04	$8.89	$7.04	$8.97	$10.72	$10.84	$10.00

Income from investment operations:
Net investment income	0.07	0.05	0.05	0.04	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.50	(1.84)	1.51	(1.93)	(1.75)	(0.12)	0.84

Total from investment operations	1.57	(1.79)	1.56	(1.89)	(1.71)	(0.08)	0.88

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.05)	(0.04)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$8.54	$7.04	$8.55	$7.04	$8.97	$10.72	$10.84

Total return (b)	22.28%	(20.11)%	22.12%	(21.04)%	(15.97)%	(0.77)%	8.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98	$79	$311,991	$201,141	$244,038	$223,078	$109,828
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.93%	0.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.69%	0.69%	0.94%	0.94%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.71%	0.71%	0.96%	0.96%	0.97%	0.96%	1.16%
Ratio of net investment income to average net assets after waivers (a)	0.93%	0.77%	0.68%	0.52%	0.48%	0.45%	0.80%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.94%	0.78%	0.69%	0.53%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	0.92%	0.76%	0.67%	0.51%	0.46%	0.42%	0.49%
Portfolio turnover rate	88%	70%	88%	70%	84%	65%	64%
Effect of expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$—	$0.01

108	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Money Market Portfolio(d):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2003(e)	2002	2001(e)	2000(e)	1999(e)	2003(e)	2002	2001(e)	2000(e)	1999(e)
Net asset value, beginning of year	$10.38	$10.37	$10.33	$10.28	$10.22	$10.32	$10.32	$10.28	$10.25	$10.21

Income from investment operations:
Net investment income	0.09	0.16	0.39	0.64	0.51	0.06	0.12	0.31	0.61	0.49
Net realized and unrealized gain (loss) on investments	— #	— #	— †	—	—	— #	0.01	0.06 †	(0.01)	(0.01)

Total from investment operations	0.09	0.16	0.39	0.64	0.51	0.06	0.13	0.37	0.60	0.48

Less distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.35)	(0.59)	(0.45)	(0.07)	(0.13)	(0.33)	(0.57)	(0.44)

Net asset value, end of year	$10.37	$10.38	$10.37	$10.33	$10.28	$10.31	$10.32	$10.32	$10.28	$10.25

Total return	0.82%	1.54%	3.82%	6.24%	4.96%	0.57%	1.21%	3.63%	5.99%	4.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$705,877	$834,792	$860,719	$893,097	$883,988	$942,215	$1,209,341	$1,155,159	$677,333	$559,713
Ratio of expenses to average net assets	0.39%	0.39%	0.40%	0.40%	0.37%	0.64%	0.64%	0.65%	0.65%	0.62%
Ratio of net investment income to average net assets	0.82%	1.48%	3.80%	6.02%	4.91%	0.57%	1.23%	3.38%	5.78%	4.68%

EQ Advisors Trust	Financial Highlights	109

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Putnam Growth & Income Value Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$8.97	$8.41	$8.99	$11.28	$12.22	$11.56	$12.77

Income from investment operations:
Net investment income	0.15	0.04	0.14	0.13	0.11	0.12	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.27	0.68	2.27	(2.28)	(0.94)	0.66	(0.34)

Total from investment operations	2.42	0.72	2.41	(2.15)	(0.83)	0.78	(0.18)

Less distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.14)	(0.14)	(0.11)	(0.12)	(0.16)
Distributions from realized gains	—	—	—	—	—	—	(0.87)

Total dividends and distributions	(0.16)	(0.16)	(0.14)	(0.14)	(0.11)	(0.12)	(1.03)

Net asset value, end of period	$11.23	$8.97	$11.26	$8.99	$11.28	$12.22	$11.56

Total return (b)	27.04%	8.55%	26.81%	(19.07)%	(6.73)%	6.69%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108	$53	$613,776	$470,799	$589,382	$564,610	$544,271
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.92%	0.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.68%	0.69%	0.93%	0.94%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.92%	0.95%
Ratio of net investment income to average net assets after waivers (a)	1.67%	1.54%	1.42%	1.29%	1.01%	1.05%	1.29%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	1.69%	1.55%	1.44%	1.30%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly (a)	1.67%	1.54%	1.42%	1.29%	1.01%	1.05%	1.19%
Portfolio turnover rate	43%	42%	43%	42%	89%	87%	77%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$—	$0.01

110	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Putnam Voyager Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003	October 2, 2002* to December 31, 2002	Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.56	$9.28	$9.58	$13.03	$17.24	$21.41	$16.79

Income from investment operations:
Net investment income (loss)	0.04	0.01	0.01	0.01	— #	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28	0.31	2.29	(3.45)	(4.21)	(3.70)	5.09

Total from investment operations	2.32	0.32	2.30	(3.44)	(4.21)	(3.74)	5.06

Less distributions:
Dividends from net investment income	(0.04)	(0.04)	(0.01)	(0.01)	—	—	—
Distributions from realized gains	—	—	—	—	—	(0.43)	(0.44)

Total dividends and distributions	(0.04)	(0.04)	(0.01)	(0.01)	—	(0.43)	(0.44)

Net asset value, end of period	$11.84	$9.56	$11.87	$9.58	$13.03	$17.24	$21.41

Total return (b)	24.27%	3.46%	24.05%	(26.39)%	(24.42)%	(17.79)%	30.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117	$51	$263,715	$199,462	$299,380	$397,968	$384,175
Ratio of expenses to average net assets after waivers (a)	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.93%
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.68%	0.67%	0.93%	0.92%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.78%	0.77%	1.03%	1.02%	0.98%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets after waivers (a)	0.35%	0.33%	0.10%	0.08%	(0.02)%	(0.25)%	(0.20)%
Ratio of net investment income to average net assets after waivers and fees paid indirectly (a)	0.37%	0.36%	0.12%	0.11%	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	0.27%	0.26%	0.02%	0.01%	(0.05)%	(0.23)%	(0.25)%
Portfolio turnover rate	62%	147%	62%	147%	95%	81%	76%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$— #	$0.01	$0.01	$0.01	$—	$0.01

EQ Advisors Trust	Financial Highlights	111

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Small Company Index Portfolio:

	Class IA		Class IB
	Year Ended December 31, 2003(e)	March 25, 2002* to December 31, 2002	Year Ended December 31,
			2003(e)	2002	2001	2000	1999
Net asset value, beginning of period	$7.19	$9.32	$7.19	$9.15	$9.03	$10.85	$9.56

Income from investment operations:
Net investment income	0.07	0.05	0.04	0.04	0.06	0.09	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.26	(2.12)	3.26	(1.96)	0.13	(0.55)	1.85

Total from investment operations	3.33	(2.07)	3.30	(1.92)	0.19	(0.46)	1.94

Less distributions:
Dividends from net investment income	(0.05)	(0.06)	(0.02)	(0.04)	(0.05)	(0.08)	(0.09)
Distributions from realized gains	—	—	—	—	(0.02)	(1.28)	(0.56)

Total dividends and distributions	(0.05)	(0.06)	(0.02)	(0.04)	(0.07)	(1.36)	(0.65)

Net asset value, end of period	$10.47	$7.19	$10.47	$7.19	$9.15	$9.03	$10.85

Total return (b)	46.30%	(22.23)%	45.94%	(20.96)%	2.12%	(3.43)%	20.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,462	$87	$319,634	$99,391	$82,203	$72,747	$59,931
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.60%	0.60%	0.85%	0.85%	0.82%	0.75%	0.71%
Ratio of expenses to average net assets before waivers and reimbursements (a)	0.60%	0.60%	0.85%	0.85%	0.82%	0.93%	1.20%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	0.75%	0.91%	0.50%	0.66%	0.74%	0.73%	1.11%
Ratio of net investment income to average net assets before waivers and reimbursements (a)	0.75%	0.91%	0.50%	0.66%	0.73%	0.55%	0.62%
Portfolio turnover rate	32%	29%	32%	29%	36%	59%	59%
Effect of expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$0.02	$0.04

112	Financial Highlights	EQ Advisors Trust

FINANCIAL HIGHLIGHTS (cont’d)

EQ/Technology Portfolio:

	Class IA					Class IB
	Year Ended December 31,			May 1, 2000* to December 31, 2000		Year Ended December 31,			May 1, 2000* to December 31, 2000
	2003	2002	2001			2003	2002	2001
Net asset value, beginning of period	$3.01	$5.06	$6.68	$10.00		$2.99	$5.04	$6.67	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.01)	0.01		(0.02)	(0.03)	(0.03)	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34	(2.02)	(1.61)	(3.33)		1.32	(2.02)	(1.60)	(3.33)

Total from investment operations	1.32	(2.05)	(1.62)	(3.32)		1.30	(2.05)	(1.63)	(3.33)

Less distributions:
Dividends from net investment income	—	—	— #	—		—	—	— #	—

Net asset value, end of period	$4.33	$3.01	$5.06	$6.68		$4.29	$2.99	$5.04	$6.67

Total return (b)	43.85%	(40.51)%	(24.24)%	(33.20)%		43.48%	(40.67)%	(24.43)%	(33.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,775	$11,263	$24,326	$22,880		$325,178	$194,971	$320,756	$275,140
Ratio of expenses to average net assets after waivers (a)	0.90%	0.90%	0.90%	0.90	%(c)	1.15%	1.15%	1.15%	1.15	%(c)
Ratio of expenses to average net assets after waivers and fees paid indirectly (a)	0.76%	0.88%	N/A	N/A		1.01%	1.13%	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly (a)	0.99%	1.00%	0.98%	0.96	%(c)	1.24%	1.25%	1.23%	1.21	%(c)
Ratio of net investment income (loss) to average net assets after waivers (a)	(0.61)%	(0.71)%	(0.31)%	0.25	%(c)	(0.86)%	(0.96)%	(0.56)%	(0.00	)%(c)
Ratio of net investment loss to average net assets after waivers and fees paid indirectly (a)	(0.47)%	(0.69)%	N/A	N/A		(0.72)%	(0.94)%	N/A	N/A
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly (a)	(0.70)%	(0.81)%	(0.39)%	0.18	%(c)	(0.95)%	(1.06)%	(0.64)%	(0.07	)%(c)
Portfolio turnover rate .	194%	80%	41%	49%		194%	80%	41%	49%
Effect of expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$—		$— #	$— #	$— #	$—

EQ Advisors Trust	Financial Highlights	113

FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of Operations
**	Commenced operations on January 1, 1999.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31,1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.
(f)	On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(g)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(i)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(j)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(l)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

114	Financial Highlights	EQ Advisors Trust

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:

Annual and Semi-Annual Reports

The Annual and Semi-Annual Reports include more information about the Trust’s performance and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI, dated May 1, 2004, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-292-4492.

You may visit the SEC’s website at www.sec.gov to view the SAI and other information about the Trust, which is available on the EDGAR database. You can also review and copy information about the Trust, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number: 811-07953